UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2013

*	This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.2%
Aerospace - 0.3%
BE Aerospace, Inc., 5.25%, 2022	$7,977,000	$8,226,281
Bombardier, Inc., 4.25%, 2016 (n)	1,108,000	1,149,550

		$9,375,831
Airlines - 0.1%
Continental Airlines, Inc., 7.25%, 2019	$1,834,677	$2,091,531

Apparel Manufacturers - 0.8%
PVH Corp., 7.375%, 2020	$18,298,000	$20,059,183
PVH Corp., 4.5%, 2022	3,190,000	3,118,225

		$23,177,408
Asset-Backed & Securitized - 1.1%
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019 (z)	$1,343,996	$1,320,476
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040 (z)	1,838,540	888,679
BlackRock Capital Finance LP, 7.75%, 2026 (n)	329,473	37,250
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,112,496	1,106,934
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	3,003,757
Falcon Franchise Loan LLC, FRN, 11.946%, 2025 (i)(z)	1,358,924	203,839
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	784,984	786,946
GMAC LLC, FRN, 8.118%, 2034 (d)(n)(q)	2,040,114	1,326,792
Greenwich Capital Commercial Funding Corp., FRN, 5.86%, 2038	2,125,000	2,329,045
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.928%, 2051	9,792,112	10,145,460
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.814%, 2049	1,467,768	1,647,095
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.443%, 2042 (n)	4,734,928	923,311
KKR Financial CLO Ltd., “C”, FRN, 1.714%, 2021 (n)	3,651,630	3,377,758
LB Commercial Conduit Mortgage Trust, FRN, 1.042%, 2030 (i)	3,525,505	68,296
LB Commercial Conduit Mortgage Trust, FRN, 1.895%, 2030 (i)	3,762,051	148,872
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.736%, 2050	3,070,000	3,436,395
Morgan Stanley Capital I, Inc., FRN, 0.928%, 2030 (i)(n)	7,150,342	221,932
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,774,928	1,792,677

		$32,765,514
Automotive - 5.4%
American Honda Finance Corp., 2.125%, 2017 (n)	$3,328,000	$3,373,154
Daimler Finance North America LLC, 1.65%, 2015 (n)	5,000,000	5,050,750
Daimler Finance North America LLC, 1.25%, 2016 (n)	10,000,000	9,975,440
Delphi Corp., 6.125%, 2021	10,729,000	11,721,433
Ford Motor Co., 4.75%, 2043	2,468,000	2,237,824
Ford Motor Credit Co. LLC, 8%, 2014	5,635,000	5,927,750
Ford Motor Credit Co. LLC, 4.207%, 2016	3,610,000	3,804,695
Ford Motor Credit Co. LLC, 3.984%, 2016	4,112,000	4,318,270
General Motors Financial Co., 2.75%, 2016 (z)	1,740,000	1,733,475
Harley Davidson Financial Services, 1.15%, 2015 (n)	9,393,000	9,383,429
Harley-Davidson Financial Services, 3.875%, 2016 (n)	12,070,000	12,805,799
Harley-Davidson Financial Services, 2.7%, 2017 (n)	3,815,000	3,860,753
Hyundai Capital America, 2.125%, 2017 (n)	3,341,000	3,260,552
Lear Corp., 8.125%, 2020	10,902,000	12,019,455
Lear Corp., 4.75%, 2023 (n)	1,350,000	1,323,000
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	15,896,000	15,777,082
TRW Automotive, Inc., 4.5%, 2021 (n)	9,060,000	9,014,700
TRW Automotive, Inc., 7.25%, 2017 (n)	13,320,000	15,251,400

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Volkswagen International Finance N.V., 1.15%, 2015 (n)	$12,178,000	$12,233,653
Volkswagen International Finance N.V., 2.375%, 2017 (n)	11,500,000	11,741,650

		$154,814,264
Biotechnology - 1.2%
Life Technologies Corp., 6%, 2020	$28,963,000	$32,829,126

Broadcasting - 2.4%
CBS Corp., 8.875%, 2019	$4,240,000	$5,494,256
CBS Corp., 5.75%, 2020	1,010,000	1,141,736
CBS Corp., 3.375%, 2022	2,755,000	2,657,569
Discovery Communications, Inc., 4.875%, 2043	6,416,000	6,116,097
News America, Inc., 8.5%, 2025	4,931,000	6,269,367
News America, Inc., 6.15%, 2041	3,000,000	3,388,425
Omnicom Group, Inc., 3.625%, 2022	13,717,000	13,495,923
SES S.A., 3.6%, 2023 (n)	6,441,000	6,087,711
SIRIUS XM Radio, Inc., 5.75%, 2021 (z)	12,925,000	12,925,000
WPP Finance, 8%, 2014	2,744,000	2,948,996
WPP Finance, 4.75%, 2021	3,500,000	3,635,114
WPP Finance, 3.625%, 2022	4,361,000	4,137,146

		$68,297,340
Brokerage & Asset Managers - 0.3%
Franklin Resources, Inc., 1.375%, 2017	$3,705,000	$3,645,572
TD Ameritrade Holding Co., 4.15%, 2014	5,138,000	5,367,443

		$9,013,015
Building - 1.3%
Mohawk Industries, Inc., 6.375%, 2016	$21,082,000	$23,220,558
Mohawk Industries, Inc., 3.85%, 2023	11,265,000	10,851,000
Owens Corning, Inc., 6.5%, 2016	3,021,000	3,378,641

		$37,450,199
Business Services - 1.1%
Fidelity National Information Services, Inc., 2%, 2018	$1,475,000	$1,425,856
Fidelity National Information Services, Inc., 5%, 2022	13,730,000	14,038,925
Fidelity National Information Services, Inc., 3.5%, 2023	4,532,000	4,177,779
Tencent Holdings Ltd., 3.375%, 2018 (n)	12,299,000	12,420,613

		$32,063,173
Cable TV - 3.4%
CCO Holdings LLC, 5.25%, 2022	$18,106,000	$16,883,845
Comcast Corp., 4.65%, 2042	1,789,000	1,716,193
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	2,008,155
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,743,484
DIRECTV Holdings LLC, 6.375%, 2041	4,310,000	4,446,580
DIRECTV Holdings LLC, 5.15%, 2042	9,250,000	8,349,466
Lynx I Corp., 5.375%, 2021 (n)	2,635,000	2,667,938
Myriad International Holdings B.V., 6.375%, 2017 (n)	12,742,000	13,744,795
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	6,341,000	6,190,864
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,159,240
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,505,132
Time Warner Cable, Inc., 4.5%, 2042	13,352,000	10,301,989
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	1,931,083
Videotron Ltee, 5%, 2022	13,220,000	13,087,800

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
Virgin Media Secured Finance PLC, 5.25%, 2021	$2,990,000	$3,046,448

		$96,783,012
Chemicals - 2.0%
Ashland, Inc., 3.875%, 2018 (n)	$3,625,000	$3,652,187
Ashland, Inc., 4.75%, 2022 (n)	6,302,000	6,223,225
CF Industries, Inc., 3.45%, 2023	717,000	679,967
CF Industries, Inc., 4.95%, 2043	3,000,000	2,807,127
Dow Chemical Co., 8.55%, 2019	14,554,000	18,727,127
LyondellBasell Industries N.V., 5%, 2019	13,386,000	14,820,685
LyondellBasell Industries N.V., 6%, 2021	9,720,000	11,126,931

		$58,037,249
Computer Software - 0.0%
Seagate Technology HDD Holdings, 6.8%, 2016	$370,000	$411,163
Verisign, Inc., 4.625%, 2023 (n)	325,000	312,000

		$723,163
Conglomerates - 0.8%
Ingersoll-Rand Global Holding Co., Ltd., 5.75%, 2043 (n)	$2,058,000	$2,153,150
Pentair Finance S.A., 1.35%, 2015	7,298,000	7,334,848
Roper Industries, Inc., 1.85%, 2017	12,204,000	12,064,240

		$21,552,238
Construction - 0.2%
D.R. Horton, Inc., 4.75%, 2017	$5,000,000	$5,200,000

Consumer Products - 1.7%
Avon Products, Inc., 5%, 2023	$14,799,000	$14,749,838
Mattel, Inc., 1.7%, 2018	2,812,000	2,763,856
Mattel, Inc., 5.45%, 2041	8,647,000	8,776,964
Newell Rubbermaid, Inc., 2.05%, 2017	6,178,000	6,094,338
Newell Rubbermaid, Inc., 4.7%, 2020	5,052,000	5,399,709
Tupperware Brands Corp., 4.75%, 2021	9,261,000	9,441,830

		$47,226,535
Consumer Services - 0.9%
Experian Finance PLC, 2.375%, 2017 (n)	$18,068,000	$17,885,694
Service Corp. International, 7%, 2019	5,550,000	5,973,188
Service Corp. International, 5.375%, 2022 (z)	1,705,000	1,715,656

		$25,574,538
Containers - 0.8%
Ball Corp., 5%, 2022	$5,537,000	$5,550,843
Ball Corp., 4%, 2023	4,342,000	3,972,930
Crown Americas LLC, 4.5%, 2023 (n)	7,355,000	6,858,538
Greif, Inc., 6.75%, 2017	5,864,000	6,479,720

		$22,862,031
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$10,202,000	$11,774,179

Electronics - 0.6%
Jabil Circuit, Inc., 4.7%, 2022	$3,601,000	$3,519,978
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,833,133

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
Tyco Electronics Group S.A., 3.5%, 2022	$11,088,000	$10,736,100

		$17,089,211
Emerging Market Quasi-Sovereign - 0.7%
CNPC General Capital Ltd., 2.75%, 2017 (z)	$3,656,000	$3,696,987
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,085,926
Rosneft, 3.149%, 2017 (n)	5,623,000	5,559,741
Rosneft, 4.199%, 2022 (n)	9,333,000	8,609,693

		$20,952,347
Energy - Independent - 2.8%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,773,895
Continental Resources, Inc., 4.5%, 2023	5,093,000	4,952,943
EQT Corp., 4.875%, 2021	7,176,000	7,423,335
Hess Corp., 8.125%, 2019	1,452,000	1,847,863
Noble Energy, Inc., 4.15%, 2021	13,080,000	13,563,097
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,936,435
Pioneer Natural Resources Co., 7.5%, 2020	9,237,000	11,403,963
Pioneer Natural Resources Co., 3.95%, 2022	5,000,000	4,957,775
QEP Resources, Inc., 5.375%, 2022	7,241,000	7,186,693
QEP Resources, Inc., 5.25%, 2023	1,860,000	1,832,100
Southwestern Energy Co., 7.5%, 2018	10,149,000	12,128,451

		$79,006,550
Energy - Integrated - 1.3%
BP Capital Markets PLC, 0.7%, 2015	$5,875,000	$5,859,431
LUKOIL International Finance B.V., 3.416%, 2018 (n)	7,746,000	7,631,359
LUKOIL International Finance B.V., 4.563%, 2023 (n)	9,874,000	9,244,533
Murphy Oil Corp., 2.5%, 2017	13,691,000	13,617,794
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	684,000	645,012

		$36,998,129
Entertainment - 0.2%
Viacom, Inc., 3.5%, 2017	$4,200,000	$4,426,834

Financial Institutions - 4.2%
CIT Group Inc., 5%, 2023	$5,000,000	$4,902,080
CIT Group, Inc., 5%, 2017	2,500,000	2,637,500
CIT Group, Inc., 4.25%, 2017	9,647,000	9,864,058
CIT Group, Inc., 5.25%, 2018	2,885,000	3,065,312
CIT Group, Inc., 6.625%, 2018 (n)	7,448,000	8,230,040
CIT Group, Inc., 5.5%, 2019 (n)	5,815,000	6,098,481
General Electric Capital Corp., 1%, 2015	7,500,000	7,496,700
General Electric Capital Corp., 1%, 2016	9,154,000	9,137,468
General Electric Capital Corp., 1.6%, 2017	9,117,000	8,981,995
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,635,855
General Electric Capital Corp., 3.15%, 2022	3,815,000	3,605,202
International Lease Finance Corp., 5.875%, 2022	15,000,000	15,262,500
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,631,678
International Lease Finance Corp., 6.25%, 2019	3,853,000	4,064,915
SLM Corp., 6.25%, 2016	4,180,000	4,451,700
SLM Corp., 6%, 2017	15,703,000	16,684,438
SLM Corp., 8%, 2020	2,532,000	2,823,180

		$120,573,102

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 6.1%
Anheuser-Busch InBev S.A., 7.75%, 2019	$12,630,000	$16,006,517
BFF International Ltd., 7.25%, 2020	17,166,000	18,882,600
Campbell Soup Co., 2.5%, 2022	2,137,000	1,955,731
Conagra Foods, Inc., 1.35%, 2015	4,693,000	4,727,099
Conagra Foods, Inc., 1.9%, 2018	9,549,000	9,487,571
Constellation Brands, Inc., 7.25%, 2016	18,881,000	21,477,138
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	12,661,000	13,026,384
Heineken N.V., 1.4%, 2017 (n)	1,156,000	1,130,221
Ingredion, Inc., 1.8%, 2017	5,634,000	5,547,186
J.M. Smucker Co., 3.5%, 2021	12,140,000	12,017,265
Kraft Foods Group, Inc., 6.5%, 2040	3,950,000	4,772,027
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,194,836
Pernod Ricard S.A., 5.75%, 2021 (n)	4,451,000	5,016,326
Pernod Ricard S.A., 5.5%, 2042 (n)	3,700,000	3,878,003
SABMiller Holdings, Inc., 3.75%, 2022 (n)	11,234,000	11,443,143
Smithfield Foods, Inc., 7.75%, 2017	8,630,000	9,741,113
Smithfield Foods, Inc., 6.625%, 2022	4,652,000	4,919,490
Tyson Foods, Inc., 6.6%, 2016	12,881,000	14,535,796
Tyson Foods, Inc., 4.5%, 2022	8,026,000	8,260,849

		$174,019,295
Food & Drug Stores - 0.9%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,817,968
CVS Caremark Corp., 5.75%, 2017	978,000	1,128,223
CVS Caremark Corp., 2.75%, 2022	3,513,000	3,312,032
CVS Caremark Corp., 5.75%, 2041	9,305,000	10,645,106
Walgreen Co., 1.8%, 2017	9,384,000	9,368,685

		$26,272,014
Forest & Paper Products - 1.5%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$2,608,000	$2,855,760
Georgia-Pacific LLC, 5.4%, 2020 (n)	13,758,000	15,497,286
International Paper Co., 6%, 2041	6,640,000	7,275,455
Packaging Corp. of America, 3.9%, 2022	16,288,000	15,995,940

		$41,624,441
Gaming & Lodging - 1.9%
Carnival Corp., 1.2%, 2016	$15,000,000	$14,913,525
Carnival Corp., 1.875%, 2017	4,565,000	4,458,626
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016	3,894,000	3,949,458
Host Hotels & Resorts, Inc., REIT, 4.75%, 2023	2,843,000	2,865,775
Hyatt Hotels Corp., 3.375%, 2023	1,438,000	1,345,161
Wyndham Worldwide Corp., 2.5%, 2018	9,176,000	9,081,377
Wyndham Worldwide Corp., 4.25%, 2022	18,435,000	18,182,735

		$54,796,657
Insurance - 2.1%
American International Group, Inc., 4.875%, 2016	$3,388,000	$3,732,549
American International Group, Inc., 3.8%, 2017	7,167,000	7,600,632
American International Group, Inc., 6.4%, 2020	8,987,000	10,605,307
MetLife, Inc., 1.756%, 2017	3,956,000	3,918,849
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,700,000	2,805,648
Pacific Lifecorp, 5.125%, 2043 (n)	3,386,000	3,185,369
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,719,988
Unum Group, 7.125%, 2016	12,200,000	14,078,251

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
UnumProvident Corp., 6.85%, 2015 (n)	$8,751,000	$9,720,348

		$60,366,941
Insurance - Health - 1.5%
Aetna, Inc., 1.5%, 2017	$3,281,000	$3,203,303
CIGNA Corp., 2.75%, 2016	9,534,000	9,933,732
CIGNA Corp., 5.375%, 2042	4,300,000	4,633,628
Humana, Inc., 7.2%, 2018	10,075,000	12,030,013
Wellpoint Inc., 4.65%, 2043	3,000,000	2,841,252
Wellpoint, Inc., 1.875%, 2018	9,382,000	9,198,329

		$41,840,257
Insurance - Property & Casualty - 1.8%
Aon Corp., 6.25%, 2040	$1,832,000	$2,114,452
AXIS Capital Holdings Ltd., 5.75%, 2014	10,742,000	11,368,033
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	2,009,248
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,989,635
CNA Financial Corp., 5.875%, 2020	6,010,000	6,870,969
Marsh & McLennan Cos., Inc., 4.8%, 2021	8,500,000	9,214,085
Swiss Re Ltd., 4.25%, 2042 (n)	1,842,000	1,639,599
XL Group PLC, 5.75%, 2021	6,890,000	7,879,686
XL Group PLC, FRN, 6.5% to 2017, FRN to 2049	2,655,000	2,608,538
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,116,120
ZFS Finance USA Trust V, FRN, 6.5% to 2017, FRN to 2067 (n)	4,913,000	5,232,345

		$52,042,710
International Market Quasi-Sovereign - 0.4%
Israel Electric Corp. Ltd., 5.625%, 2018 (n)	$5,541,000	$5,679,525
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	5,524,000	5,717,340

		$11,396,865
Machinery & Tools - 0.7%
Case New Holland, Inc., 7.875%, 2017	$13,046,000	$15,296,435
CNH Capital LLC, 3.625%, 2018	5,620,000	5,521,650

		$20,818,085
Major Banks - 5.6%
Bank of America Corp., 2%, 2018	$25,000,000	$24,456,475
Bank of America Corp., 5.65%, 2018	4,060,000	4,563,992
Bank of America Corp., 7.625%, 2019	1,290,000	1,574,751
Bank of America Corp., 5.625%, 2020	360,000	403,664
Bank of America Corp., 4.1%, 2023	4,084,000	4,086,169
Bank of America Corp., FRN, 5.2%, 2049	6,497,000	5,847,300
Goldman Sachs Group, Inc., 1.6%, 2015	5,601,000	5,637,759
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,483,927
JPMorgan Chase & Co., 2%, 2017	13,489,000	13,524,746
JPMorgan Chase & Co., 4.25%, 2020	6,107,000	6,430,274
JPMorgan Chase & Co., 4.5%, 2022	9,500,000	10,052,919
JPMorgan Chase & Co., 3.25%, 2022	3,915,000	3,725,761
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,596,888
Morgan Stanley, 1.75%, 2016	4,591,000	4,585,775
Morgan Stanley, 5.75%, 2016	5,924,000	6,587,121
Morgan Stanley, 5.5%, 2021	13,755,000	15,060,913
PNC Funding Corp., 5.625%, 2017	7,355,000	8,193,588
Regions Financial Corp., 2%, 2018	15,862,000	15,269,935
Wachovia Corp., 6.605%, 2025	7,936,000	9,442,539

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 2.625%, 2016	$9,478,000	$9,868,750

		$161,393,246
Medical & Health Technology & Services - 2.4%
Davita, Inc., 6.625%, 2020	$15,982,000	$17,060,785
Davita, Inc., 5.75%, 2022	4,648,000	4,711,910
Express Scripts Holding Co., 2.65%, 2017	5,000,000	5,140,950
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,349,750
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	7,266,000	8,010,765
HCA, Inc., 4.75%, 2023	13,591,000	13,115,315
McKesson Corp., 5.7%, 2017	5,010,000	5,638,324
McKesson Corp., 7.5%, 2019	920,000	1,146,885
McKesson Corp., 2.7%, 2022	2,842,000	2,663,235
Thermo Fisher Scientific, Inc., 3.15%, 2023	1,177,000	1,096,879

		$69,934,798
Metals & Mining - 2.4%
Barrick North America Finance LLC, 5.75%, 2043 (n)	$9,939,000	$8,144,354
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	103,355
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	3,016,000	2,725,167
Plains Exploration & Production Co., 6.875%, 2023	18,800,000	20,249,461
Southern Copper Corp., 6.75%, 2040	22,584,000	21,601,844
Southern Copper Corp., 5.25%, 2042	1,909,000	1,518,043
Vale Overseas Ltd., 5.625%, 2019	14,499,000	15,730,791

		$70,073,015
Natural Gas - Distribution - 0.9%
AmeriGas Finance LLC, 7%, 2022	$16,552,000	$17,627,880
ONEOK, Inc., 4.25%, 2022	10,000,000	9,391,710

		$27,019,590
Natural Gas - Pipeline - 5.2%
El Paso Pipeline Partners LP, 6.5%, 2020	$9,145,000	$10,646,764
El Paso Pipeline Partners LP, 5%, 2021	9,019,000	9,724,385
El Paso Pipeline Partners LP, 4.7%, 2042	7,000,000	6,345,150
Energy Transfer Partners LP, 8.5%, 2014	5,773,000	6,072,209
Energy Transfer Partners LP, 9.7%, 2019	1,560,000	2,027,370
Energy Transfer Partners LP, 5.2%, 2022	2,477,000	2,649,313
Energy Transfer Partners LP, 6.5%, 2042	2,418,000	2,656,318
Energy Transfer Partners LP, 5.15%, 2043	8,888,000	8,283,776
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,245,500
Enterprise Products Partners LP, 1.25%, 2015	7,242,000	7,287,024
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,200,695
Enterprise Products Partners LP, 4.45%, 2043	4,527,000	4,154,713
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	2,791,000	3,111,965
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,652,320
Kinder Morgan Energy Partners LP, 6.5%, 2039	1,000,000	1,132,319
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,695,379
Kinder Morgan Energy Partners LP, 6.85%, 2020	4,303,000	5,122,941
Kinder Morgan Energy Partners LP, 5.3%, 2020	5,745,000	6,355,257
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,404,785
Kinder Morgan Energy Partners LP, 5%, 2042	4,530,000	4,275,409
MarkWest Energy Partners LP, 4.5%, 2023	11,978,000	11,259,320
NiSource Finance Corp., 3.85%, 2023	10,894,000	10,686,513
NiSource Finance Corp., 4.8%, 2044	4,239,000	3,929,201
ONEOK Partners LP, 2%, 2017	7,668,000	7,564,865

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Plains All American Pipeline, LP, 3.95%, 2015	$5,710,000	$6,074,715
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,210,719
Williams Cos., Inc., 3.7%, 2023	8,118,000	7,479,081

		$149,248,006
Network & Telecom - 1.3%
AT&T, Inc., 1.4%, 2017	$11,221,000	$10,970,289
AT&T, Inc., 5.35%, 2040	1,600,000	1,619,474
AT&T, Inc., 5.55%, 2041	1,210,000	1,256,616
British Telecommunications PLC, 2%, 2015	5,000,000	5,096,765
CenturyLink, Inc., 7.6%, 2039	15,605,000	14,785,738
Verizon Communications, Inc., 6%, 2041	4,310,000	4,775,213

		$38,504,095
Oil Services - 0.1%
Transocean, Inc., 2.5%, 2017	$3,402,000	$3,389,675

Oils - 0.4%
Tesoro Corp., 5.375%, 2022	$12,172,000	$12,050,280

Other Banks & Diversified Financials - 4.3%
American Express Centurion Bank, 0.875%, 2015	$10,000,000	$9,987,880
American Express Co., 2.65%, 2022	1,650,000	1,543,794
American Express Credit Corp., 2.8%, 2016	2,500,000	2,617,050
American Express Credit Corp., 2.375%, 2017	6,255,000	6,449,893
BB&T Corp., 3.95%, 2016	2,500,000	2,681,797
Capital One Bank (USA) N.A., 3.375%, 2023	8,400,000	7,934,195
Capital One Financial Corp., 2.15%, 2015	14,300,000	14,544,902
Capital One Financial Corp., 1%, 2015	12,000,000	11,917,932
Citigroup, Inc., 1.25%, 2016	7,324,000	7,273,992
Citigroup, Inc., 1.75%, 2018	13,404,000	12,944,779
Discover Bank, 7%, 2020	17,724,000	20,905,901
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,889,242
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,666,007
Swedbank AB, 2.125%, 2017 (n)	12,318,000	12,243,476
U.S. Bancorp, 3%, 2022	2,601,000	2,540,329
U.S. Bancorp, 2.95%, 2022	3,423,000	3,245,702

		$123,386,871
Personal Computers & Peripherals - 0.6%
Equifax, Inc., 3.3%, 2022	$17,496,000	$16,464,138
Motorola Solutions, Inc., 3.5%, 2023	999,000	943,320

		$17,407,458
Pharmaceuticals - 2.5%
AbbVie, Inc., 1.75%, 2017 (n)	$15,000,000	$14,822,745
Amgen, Inc., 2.3%, 2016	3,000,000	3,091,185
Celgene Corp., 2.45%, 2015	3,438,000	3,541,446
Celgene Corp., 1.9%, 2017	19,032,000	19,067,818
Hospira, Inc., 6.05%, 2017	5,884,000	6,291,602
Mylan, Inc., 3.125%, 2023 (n)	3,000,000	2,734,542
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)	10,827,000	11,503,688
Watson Pharmaceuticals, Inc., 1.875%, 2017	3,180,000	3,133,998
Watson Pharmaceuticals, Inc., 3.25%, 2022	4,118,000	3,930,792

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc., 4.625%, 2042	$4,240,000	$3,884,845

		$72,002,661
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 2021	$6,200,000	$6,780,810

Printing & Publishing - 1.4%
Moody’s Corp., 4.5%, 2022	$22,826,000	$23,086,102
Pearson Funding Five PLC, 3.25%, 2023 (z)	1,128,000	1,040,890
Pearson Funding Four PLC, 3.75%, 2022 (n)	6,576,000	6,396,758
Pearson PLC, 4%, 2016 (n)	9,720,000	10,337,220

		$40,860,970
Railroad & Shipping - 1.1%
Canadian Pacific Railway Co., 7.25%, 2019	$11,151,000	$13,679,266
Canadian Pacific Railway Co., 4.5%, 2022	6,058,000	6,351,359
CSX Corp., 7.375%, 2019	5,360,000	6,633,080
CSX Corp., 4.4%, 2043	4,000,000	3,674,712

		$30,338,417
Real Estate - 4.7%
Boston Properties LP, REIT, 3.7%, 2018	$5,912,000	$6,256,338
Boston Properties LP, REIT, 3.85%, 2023	3,562,000	3,521,999
DDR Corp., REIT, 4.625%, 2022	3,149,000	3,235,698
ERP Operating LP, REIT, 5.375%, 2016	2,950,000	3,297,082
ERP Operating LP, REIT, 4.625%, 2021	14,520,000	15,460,722
HCP, Inc., REIT, 3.75%, 2019	5,000,000	5,182,840
HCP, Inc., REIT, 2.625%, 2020	5,470,000	5,173,526
HCP, Inc., REIT, 5.375%, 2021	12,036,000	13,231,777
Health Care REIT, Inc., 4.125%, 2019	7,764,000	8,204,056
Health Care REIT, Inc., 5.125%, 2043	5,000,000	4,702,550
Health Care REIT, Inc., 2.25%, 2018	8,631,000	8,522,025
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,820,882
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	9,465,000	9,190,695
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	8,099,032
Simon Property Group, Inc., REIT, 4.375%, 2021	7,340,000	7,848,023
Ventas Realty LP, REIT, 2%, 2018	11,322,000	11,085,189
Ventas Realty LP, REIT, 4%, 2019	6,657,000	6,977,228
WEA Finance LLC, 6.75%, 2019 (n)	9,872,000	11,743,899

		$134,553,561
Restaurants - 0.3%
Darden Restaurants, Inc., 3.35%, 2022	$9,086,000	$8,372,077

Retailers - 3.5%
Dollar General Corp., 4.125%, 2017	$23,009,000	$24,368,211
Dollar General Corp., 3.25%, 2023	5,000,000	4,665,170
Gap, Inc., 5.95%, 2021	28,607,000	32,157,729
Kohl’s Corp., 4%, 2021	5,446,000	5,541,703
Kohl’s Corp., 3.25%, 2023	11,293,000	10,508,091
Limited Brands, Inc., 7%, 2020	11,059,000	12,344,609
Limited Brands, Inc., 5.625%, 2022	7,521,000	7,793,636
Wesfarmers Ltd., 1.874%, 2018 (n)	2,953,000	2,892,906

		$100,272,055

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 1.0%
Ecolab, Inc., 3%, 2016	$8,728,000	$9,151,421
Ecolab, Inc., 4.35%, 2021	4,000,000	4,225,196
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	15,433,000	14,777,098

		$28,153,715
Specialty Stores - 0.3%
Advance Auto Parts, Inc., 5.75%, 2020	$4,332,000	$4,593,497
Advance Auto Parts, Inc., 4.5%, 2022	5,239,000	5,151,021

		$9,744,518
Telecommunications - Wireless - 1.6%
American Tower Corp., REIT, 4.625%, 2015	$10,110,000	$10,580,540
American Tower Corp., REIT, 4.5%, 2018	5,760,000	6,124,009
American Tower Corp., REIT, 4.7%, 2022	7,973,000	7,981,978
American Tower Corp., REIT, 3.5%, 2023	3,999,000	3,639,874
CC Holdings GS V LLC, 2.381%, 2017	5,000,000	4,936,495
Crown Castle International Corp., 5.25%, 2023	4,570,000	4,398,625
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,833,836
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,489,519
MTS International Funding Ltd., 5%, 2023 (n)	1,206,000	1,127,851
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,294,782
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,627,181

		$46,034,690
Tobacco - 2.7%
B.A.T. International Finance PLC, 2.125%, 2017 (n)	$8,948,000	$9,057,166
B.A.T. International Finance PLC, 9.5%, 2018 (n)	6,976,000	9,350,861
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	8,339,000	8,158,244
Lorillard Tobacco Co., 2.3%, 2017	9,055,000	8,920,044
Lorillard Tobacco Co., 8.125%, 2019	17,790,000	21,715,488
Lorillard Tobacco Co., 6.875%, 2020	5,000,000	5,763,795
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,481,150
Reynolds American, Inc., 4.75%, 2042	5,190,000	4,714,196

		$76,160,944
Transportation - Services - 0.1%
ERAC USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,625,520
ERAC USA Finance Co., 5.625%, 2042 (n)	2,420,000	2,468,531

		$4,094,051
Utilities - Electric Power - 2.7%
American Electric Power Co., Inc., 1.65%, 2017	$9,244,000	$9,040,678
Calpine Corp., 7.875%, 2020 (n)	14,009,000	15,199,765
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,235,835
CMS Energy Corp., 2.75%, 2014	4,220,000	4,274,662
CMS Energy Corp., 6.25%, 2020	6,891,000	8,007,108
CMS Energy Corp., 5.05%, 2022	5,159,000	5,619,420
Duke Energy Corp., 1.625%, 2017	4,267,000	4,231,332
Enersis S.A., 7.375%, 2014	4,189,000	4,295,468
Exelon Corp., 4.9%, 2015	2,000,000	2,135,422
FirstEnergy Corp., 2.75%, 2018	1,857,000	1,798,027
NextEra Energy Capital Co., 1.2%, 2015	1,330,000	1,337,218
PPL Capital Funding, Inc., 1.9%, 2018	2,304,000	2,268,221
PPL Corp., 4.2%, 2022	2,500,000	2,538,145
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	6,172,442

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
PSEG Power LLC, 5.32%, 2016	$1,727,000	$1,924,223
System Energy Resources, Inc., 5.129%, 2014 (z)	608,462	611,944
Waterford 3 Funding Corp., 8.09%, 2017	3,142,776	3,180,627

		$77,870,537
Total Bonds		$2,761,479,824

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	97,811,241	$97,811,241
Total Investments		$2,859,291,065

Other Assets, Less Liabilities - 0.4%		10,443,412
Net Assets - 100.0%		$2,869,734,477

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $548,235,534 representing 19.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019	1/15/10	$1,066,586	$1,320,476
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040	3/01/06	1,838,540	888,679
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	3,655,751	3,696,987
Falcon Franchise Loan LLC, FRN, 11.946%, 2025	1/29/03	106,609	203,839
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	762,649	786,946
General Motors Financial Co., 2.75%, 2016	5/07/13	1,740,000	1,733,475
Pearson Funding Five PLC, 3.25%, 2023	5/01/13	1,126,596	1,040,890
SIRIUS XM Radio, Inc., 5.75%, 2021	7/29/13	12,925,000	12,925,000
Service Corp. International, 5.375%, 2022	6/17/13	1,705,000	1,715,656
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,759,648	1,792,677
System Energy Resources, Inc., 5.129%, 2014	4/16/04	608,462	611,944
Total Restricted Securities			$26,716,569
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$32,349,212	$—	$32,349,212
U.S. Corporate Bonds	—	2,278,849,346	—	2,278,849,346
Residential Mortgage-Backed Securities	—	37,250	—	37,250
Commercial Mortgage-Backed Securities	—	25,247,472	—	25,247,472
Asset-Backed Securities (including CDOs)	—	7,480,793	—	7,480,793
Foreign Bonds	—	417,515,751	—	417,515,751
Mutual Funds	97,811,241	—	—	97,811,241
Total Investments	$97,811,241	$2,761,479,824	$—	$2,859,291,065

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,842,154,664
Gross unrealized appreciation	75,438,170
Gross unrealized depreciation	(58,301,769)
Net unrealized appreciation (depreciation)	$17,136,401

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

12

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	104,114,588	275,679,767	(281,983,114)	97,811,241

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,023	$97,811,241

13

QUARTERLY REPORT

July 31, 2013

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 95.7%
Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.024%, 2013	$2,235,000	$2,235,923

Asset-Backed & Securitized - 9.3%
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019 (z)	$216,242	$212,458
ARI Fleet Lease Trust, “A”, FRN, 0.741%, 2020 (n)	2,260,555	2,263,015
ARI Fleet Lease Trust, “A”, FRN, 0.491%, 2021 (n)	5,048,128	5,038,965
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019 (z)	1,325,989	1,311,969
Bayview Commercial Asset Trust, FRN, 0.5%, 2035 (z)	986,109	803,558
Bayview Commercial Asset Trust, FRN, 0.46%, 2036 (z)	854,346	675,441
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	4,330,988	40,036
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,165,975	2,106,915
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	802,988	820,405
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040 (z)	880,364	425,534
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	541,169	538,463
Cent CDO XI Ltd., “A1”, FRN, 0.526%, 2019 (n)	3,645,938	3,578,098
Chesapeake Funding LLC, “A”, FRN, 1.941%, 2021 (z)	395,744	396,588
Chesapeake Funding LLC, “A”, FRN, 0.945%, 2023 (z)	5,610,459	5,627,554
Chesapeake Funding LLC, “A”, FRN, 0.645%, 2025 (n)	5,140,000	5,139,383
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,520,000	1,676,195
CNH Equipment Trust, “A2”, 0.45%, 2016	3,000,000	2,997,372
Commercial Mortgage Asset Trust, FRN, 0.4%, 2032 (i)(z)	6,631,680	29,882
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	1,215,000	1,227,802
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.762%, 2039	2,708,691	3,022,810
Credit-Based Asset Servicing & Securitization LLC, 4.594%, 2035	740,154	691,851
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.614%, 2037 (d)(q)	2,633,534	1,360,091
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.497%, 2037 (d)(q)	3,754,600	1,994,654
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.541%, 2016	5,090,000	5,097,304
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016 (z)	1,840,000	1,838,275
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	556,185	556,281
Gramercy Real Estate Ltd., CDO, FRN, 0.586%, 2035 (z)	421,985	407,215
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	2,010,000	2,022,824
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	7,160,000	7,155,704
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (n)	2,020,000	2,021,818
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 2016	6,360,000	6,359,981
Hyundai Auto Lease Securitization Trust 2013,“A2” , 0.51%, 2015 (z)	4,490,000	4,484,522
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	713,245	714,314
IMPAC CMB Trust, FRN, 0.93%, 2034	312,652	297,147
IMPAC CMB Trust, FRN, 1.11%, 2034	329,107	267,305
IMPAC Secured Assets Corp., FRN, 0.54%, 2036	893,627	872,868
Interstar Millennium Trust, FRN, 0.673%, 2036	315,952	306,469
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	3,559,208	3,591,369
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	3,874,000	4,302,100
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.288%, 2037	858,982	871,340
Kingsland III Ltd., “A1”, CDO, FRN, 0.489%, 2021 (z)	3,020,383	2,969,891
LB Commercial Conduit Mortgage Trust, FRN, 1.406%, 2035 (i)	3,002,505	128,874
Mercedes Benz Master Owner Trust, FRN, 0.461%, 2016 (n)	7,280,000	7,253,297
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (d)(q)	2,011,834	427,489
Morgan Stanley Capital I, Inc., FRN, 1.444%, 2031 (i)(z)	350,996	1
Nationslink Funding Corp., FRN, 2.082%, 2030 (i)	432,756	4
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.491%, 2018	7,030,000	7,008,383
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,521,610
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.681%, 2035 (d)(q)	2,105,775	948,165

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	$1,913,225	$1,912,519
Race Point CLO Ltd., “A1A”, FRN, 0.474%, 2021 (n)	4,180,000	4,109,120
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	822,789	823,034
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	4,294,280	4,293,125
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 2016	1,800,000	1,799,390
Smart Trust, “A2B”, FRN, 0.741%, 2014 (n)	1,186,513	1,186,615
Smart Trust, “A2B”, FRN, 0.521%, 2015 (n)	4,979,618	4,981,841
Smart Trust, “A2B”, FRN, 0.441%, 2015	2,140,000	2,134,970
Thornburg Mortgage Securities Trust, FRN, 0.87%, 2043	1,144,430	1,099,466
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	1,610,000	1,607,875
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	987,774	1,010,064

		$128,361,608
Automotive - 4.2%
American Honda Finance Corp., 1.6%, 2018 (n)	$2,146,000	$2,107,962
American Honda Finance Corp., 1.625%, 2013 (n)	1,800,000	1,802,867
American Honda Finance Corp., 1.85%, 2014 (n)	1,700,000	1,721,639
American Honda Finance Corp., 1%, 2015 (n)	3,060,000	3,071,062
American Honda Finance Corp., FRN, 0.648%, 2016 (z)	3,570,000	3,568,522
Daimler Finance North America LLC, 0.945%, 2016 (z)	5,040,000	5,044,450
Daimler Finance North America LLC, 2.4%, 2017 (n)	2,680,000	2,718,662
Daimler Finance North America LLC, FRN, 1.472%, 2013 (n)	4,020,000	4,024,129
Daimler Finance North America LLC, FRN, 0.886%, 2014 (n)	3,960,000	3,969,136
Ford Motor Credit Co. LLC, 4.207%, 2016	3,170,000	3,340,964
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,901,640
Hyundai Capital America, 1.625%, 2015 (n)	4,490,000	4,484,859
RCI Banque S.A., FRN, 2.139%, 2014 (n)	4,820,000	4,837,231
Toyota Motor Credit Corp., 1.25%, 2014	2,660,000	2,684,836
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,329,767
Volkswagen International Finance N.V., FRN, 1.022%, 2014 (n)	4,520,000	4,534,871
Volkswagen International Finance N.V., FRN, 0.874%, 2014 (n)	3,740,000	3,753,053

		$57,895,650
Banks & Diversified Financials (Covered Bonds) - 1.8%
Australia & New Zealand Banking Group, FRN, 0.879%, 2015 (n)	$1,940,000	$1,955,545
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,366,500
Commonwealth Bank of Australia, 0.75%, 2016 (n)	2,540,000	2,527,046
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	3,800,000	3,685,620
Norddeutsche Landesbank, 0.875%, 2015 (n)	2,400,000	2,399,760
Royal Bank of Canada, 1.125%, 2016	3,700,000	3,689,311
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,347,688
Stadshypotek AB, FRN, 0.826%, 2013 (n)	4,200,000	4,203,238

		$25,174,708
Broadcasting - 0.6%
Vivendi S.A., 2.4%, 2015 (n)	$3,540,000	$3,611,097
WPP Finance, 8%, 2014	4,550,000	4,889,917

		$8,501,014
Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,845,325
BlackRock, Inc., 1.375%, 2015	1,740,000	1,764,116
Franklin Resources, Inc., 1.375%, 2017	1,222,000	1,202,399

		$6,811,840

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 0.1%
CRH America, Inc., 5.3%, 2013	$1,400,000	$1,412,254

Cable TV - 0.9%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,296,665
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,133,905
DIRECTV Holdings LLC, 2.4%, 2017	3,360,000	3,386,520
NBCUniversal Enterprise Co., FRN, 0.805%, 2016 (n)	1,450,000	1,453,400
NBCUniversal Media LLC, 2.1%, 2014	2,100,000	2,123,039

		$12,393,529
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	$3,210,000	$3,321,724

Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,226,725

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.523%, 2018	$4,470,000	$4,465,816

Conglomerates - 0.9%
ABB Finance (USA), Inc., 1.625%, 2017	$1,659,000	$1,655,602
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	3,907,000	4,044,280
General Electric Co., 0.85%, 2015	1,260,000	1,260,570
Pentair Finance S.A., 1.35%, 2015	3,140,000	3,155,854
United Technologies Corp., FRN, 0.775%, 2015	2,560,000	2,577,567

		$12,693,873
Consumer Products - 1.0%
Avon Products, Inc., 2.375%, 2016	$1,580,000	$1,597,175
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	3,150,000	3,122,595
Mattel, Inc., 1.7%, 2018	1,041,000	1,023,177
Mattel, Inc., 2.5%, 2016	2,030,000	2,103,352
Newell Rubbermaid, Inc., 2%, 2015	2,337,000	2,373,074
Newell Rubbermaid, Inc., 2.05%, 2017	2,748,000	2,710,787
Phillips Electronics N.V., 7.25%, 2013	400,000	400,673

		$13,330,833
Consumer Services - 0.6%
eBay, Inc., 1.35%, 2017	$3,482,000	$3,452,640
Experian Finance PLC, 2.375%, 2017 (n)	3,189,000	3,156,823
Western Union Co., 2.375%, 2015	1,970,000	2,008,726

		$8,618,189
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$2,640,000	$2,724,058

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 2018	$1,326,000	$1,327,599

Electronics - 0.9%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,731,403
Broadcom Corp., 1.5%, 2013	1,400,000	1,403,170
Intel Corp., 1.35%, 2017	6,765,000	6,643,074
Tyco Electronics Group S.A., 1.6%, 2015	3,160,000	3,192,343

		$12,969,990

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 2.6%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$993,685
CNOOC Finance (2013) Ltd., 1.125%, 2016	3,570,000	3,549,669
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,633,635
Gaz Capital S.A., 4.95%, 2016 (n)	1,398,000	1,467,900
Korea Development Bank, 1%, 2016	3,000,000	2,948,898
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,598,557
Korea Gas Corp., 2.25%, 2017 (n)	2,750,000	2,716,835
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,308,895
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,645,826
Petrobras International Finance Co., 3.875%, 2016	4,654,000	4,801,634
Rosneft, 3.149%, 2017 (n)	2,539,000	2,510,436
State Grid International Development Co. Ltd., 1.75%, 2018 (z)	3,010,000	2,903,037

		$36,079,007
Emerging Market Sovereign - 0.7%
Russian Federation, 3.25%, 2017 (n)	$5,400,000	$5,584,302
State of Qatar, 5.15%, 2014 (n)	1,588,000	1,633,655
State of Qatar, 5.15%, 2014	3,000,000	3,086,250

		$10,304,207
Energy - Independent - 0.8%
Encana Corp., 5.9%, 2017	$3,360,000	$3,860,627
Encana Holdings Finance Corp., 5.8%, 2014	3,545,000	3,674,733
Hess Corp., 7%, 2014	3,740,000	3,856,250

		$11,391,610
Energy - Integrated - 2.4%
BG Energy Capital PLC, 2.875%, 2016 (n)	$4,300,000	$4,504,908
BP Capital Markets PLC, 3.125%, 2015	5,300,000	5,555,926
BP Capital Markets PLC, 0.7%, 2015	1,142,000	1,138,974
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,258,896
Chevron Corp., 0.889%, 2016	1,770,000	1,774,705
Chevron Corp., 1.104%, 2017	3,658,000	3,586,654
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,094,182
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,100,996
Shell International Finance B.V., 1.125%, 2017	3,430,000	3,383,530
Total Capital International S.A., 1.5%, 2017	1,670,000	1,669,165
TOTAL S.A., 3%, 2015	2,810,000	2,936,343

		$33,004,279
Entertainment - 0.1%
Viacom, Inc., 1.25%, 2015	$2,100,000	$2,110,097

Financial Institutions - 1.8%
General Electric Capital Corp., 1.875%, 2013	$3,030,000	$3,035,339
General Electric Capital Corp., 2.15%, 2015	2,180,000	2,225,486
General Electric Capital Corp., FRN, 1.121%, 2014	6,000,000	6,021,876
General Electric Capital Corp., FRN, 0.875%, 2015	2,500,000	2,519,368
General Electric Capital Corp., FRN, 0.871%, 2016	3,270,000	3,279,676
LeasePlan Corp. N.V., 3%, 2017 (n)	3,370,000	3,374,044
LeasePlan Corp. N.V., 2.5%, 2018 (z)	1,208,000	1,171,219
NYSE Euronext, 2%, 2017	3,266,000	3,263,208

		$24,890,216

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 4.8%
Anheuser-Busch InBev S.A., 3.625%, 2015	$1,350,000	$1,417,353
Anheuser-Busch InBev S.A., 0.8%, 2016	1,260,000	1,260,134
Anheuser-Busch InBev S.A., 1.375%, 2017	5,370,000	5,325,762
Campbell Soup Co., FRN, 0.574%, 2014	4,570,000	4,575,859
Coca Cola Co., 0.75%, 2013	1,570,000	1,571,264
Coca-Cola Co., 1.15%, 2018	2,480,000	2,425,594
Conagra Foods, Inc., 5.875%, 2014	2,000,000	2,071,568
Diageo Capital PLC, 7.375%, 2014	3,520,000	3,626,656
Diageo Capital PLC, 1.5%, 2017	2,750,000	2,737,845
General Mills, Inc., 5.25%, 2013	2,100,000	2,102,776
General Mills, Inc., 5.2%, 2015	1,990,000	2,133,393
Heineken N.V., 0.8%, 2015 (n)	2,810,000	2,798,105
Ingredion, Inc., 3.2%, 2015	1,025,000	1,067,849
Ingredion, Inc., 1.8%, 2017	2,092,000	2,059,764
Kellogg Co., 4.45%, 2016	1,209,000	1,318,804
Kraft Foods Group, Inc. , 1.625%, 2015	5,170,000	5,255,972
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,233,522
Molson Coors Brewing Co., 2%, 2017	3,330,000	3,342,977
Mondelez International, Inc., 6.75%, 2014	1,100,000	1,133,969
PepsiCo, Inc., 2.5%, 2016	3,400,000	3,538,132
Pernod-Ricard S.A., 2.95%, 2017 (n)	5,000,000	5,123,500
SABMiller Holdings, Inc., 1.85%, 2015 (n)	2,630,000	2,667,333
SABMiller Holdings, Inc., 2.45%, 2017 (n)	2,060,000	2,112,122

		$65,900,253
Food & Drug Stores - 0.5%
CVS Caremark Corp., 3.25%, 2015	$2,372,000	$2,474,022
Walgreen Co., 1%, 2015	4,120,000	4,137,790

		$6,611,812
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.95%, 2017	$3,473,000	$3,542,269

Industrial - 0.2%
Cornell University, 4.35%, 2014	$3,070,000	$3,126,292

Insurance - 2.9%
Aflac, Inc., 3.45%, 2015	$3,840,000	$4,035,606
American International Group, Inc., 3.65%, 2014	2,670,000	2,706,010
American International Group, Inc., 3%, 2015	3,360,000	3,467,144
American International Group, Inc., 5.85%, 2018	1,525,000	1,735,895
ING U.S., Inc., 2.9%, 2018 (n)	2,515,000	2,508,504
Lincoln National Corp., 4.3%, 2015	2,060,000	2,184,274
MassMutual Global Funding, FRN, 0.648%, 2014 (n)	2,870,000	2,875,149
MetLife, Inc., 1.756%, 2017	1,199,000	1,187,740
MetLife, Inc., FRN, 1.523%, 2013	5,570,000	5,570,189
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,450,000	1,506,737
Metropolitan Life Global Funding I, 0.798%, 2016 (z)	4,570,000	4,568,716
New York Life Global Funding, 1.3%, 2015 (n)	4,590,000	4,632,646
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,876,894

		$39,855,504
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 2017	$674,000	$658,039
WellPoint, Inc., 5%, 2014	120,000	126,709

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - continued
Wellpoint, Inc., 1.25%, 2015	$2,400,000	$2,416,963

		$3,201,711
Insurance - Property & Casualty - 1.3%
ACE Ltd., 2.6%, 2015	$2,890,000	$3,011,071
Allstate Corp., 6.2%, 2014	1,490,000	1,555,117
Aon Corp., 3.5%, 2015	3,200,000	3,358,794
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,682,811
Berkshire Hathaway, Inc., FRN, 0.975%, 2014	3,210,000	3,230,088
QBE Insurance Group Ltd., 2.4%, 2018 (n)	2,969,000	2,882,944

		$17,720,825
International Market Quasi-Sovereign - 6.0%
Achmea Hypotheekbank N.V., FRN, 0.623%, 2014 (n)	$2,500,000	$2,510,245
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	4,070,000	4,002,267
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,056,380
Eksportfinans A.S.A., 3%, 2014	5,000,000	4,990,000
Electricite de France PLC, 5.5%, 2014 (n)	5,310,000	5,429,263
FMS Wertmanagement, 0.625%, 2016	3,360,000	3,351,862
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,125,940
KfW Bankengruppe, 0.5%, 2015	3,400,000	3,402,292
Kommunalbanken A.S., 1%, 2014 (n)	2,080,000	2,092,156
Kommunalbanken A.S., 1.75%, 2015 (n)	1,000,000	1,023,600
Kommunalbanken A.S., FRN, 0.396%, 2016 (n)	4,360,000	4,364,207
Kommunalbanken AS, 1%, 2015 (n)	3,000,000	3,026,970
Kreditanstalt für Wiederaufbau, FRN, 0.241%, 2015	4,670,000	4,670,051
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,801,488
Municipality Finance PLC, 2.375%, 2016	3,410,000	3,552,538
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,561,777
Nederlandse Waterschapsbank N.V., 0.75%, 2016 (z)	3,480,000	3,470,075
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,719,966
Statoil A.S.A., 2.9%, 2014	4,380,000	4,505,071
Statoil A.S.A., 1.8%, 2016	2,350,000	2,416,622
Statoil A.S.A., FRN, 0.565%, 2018	1,205,000	1,207,279
Swedish Export Credit Corp., FRN, 1.025%, 2014	8,640,000	8,704,930
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,471,235

		$82,456,214
International Market Sovereign - 1.1%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,564,090
Kingdom of Sweden, 1%, 2018 (z)	3,500,000	3,425,450
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	5,440,000	5,391,258
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,659,965

		$15,040,763
Internet - 0.1%
Baidu, Inc., 3.25%, 2018	$892,000	$893,507

Local Authorities - 0.9%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,737,646
Province of Ontario, 2.3%, 2016	4,700,000	4,878,600
State of Illinois, 4.961%, 2016	3,275,000	3,478,738

		$12,094,984
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 2015	$1,260,000	$1,270,017

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 13.4%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$404,145
ABN AMRO Bank N.V., FRN, 2.035%, 2014 (n)	4,850,000	4,884,193
ANZ National (International) Ltd., FRN, 1.272%, 2013 (n)	3,630,000	3,642,883
Bank of America Corp., 7.375%, 2014	1,075,000	1,128,911
Bank of America Corp., 4.5%, 2015	1,000,000	1,050,896
Bank of America Corp., 1.5%, 2015	3,060,000	3,066,594
Bank of America Corp., 1.25%, 2016	5,250,000	5,231,761
Bank of America Corp., 6.5%, 2016	2,625,000	2,974,595
Bank of America Corp., FRN, 1.097%, 2016	1,910,000	1,908,552
Bank of Montreal, FRN, 0.87%, 2018	1,990,000	1,989,138
Bank of Nova Scotia, FRN, 0.673%, 2016	5,890,000	5,887,049
Bank of Nova Scotia, FRN, 0.788%, 2016	1,990,000	1,991,755
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	1,960,000	1,961,956
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,810,463
Barclays Bank PLC, FRN, 1.308%, 2014	2,360,000	2,370,004
Canadian Imperial Bank of Commerce, FRN, 0.786%, 2016	2,270,000	2,271,346
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,748,050
Credit Suisse New York, 5.5%, 2014	4,630,000	4,798,990
Credit Suisse New York, FRN, 1.228%, 2014	3,000,000	3,011,583
DBS Bank Ltd., 2.35%, 2017 (n)	4,010,000	4,069,015
DNB Bank A.S.A., 3.2%, 2017 (z)	4,190,000	4,364,388
Goldman Sachs Group, Inc., 5.125%, 2015	3,930,000	4,150,850
Goldman Sachs Group, Inc., 1.6%, 2015	3,690,000	3,714,217
Goldman Sachs Group, Inc., FRN, 1.274%, 2014	2,000,000	2,011,362
Goldman Sachs Group, Inc., FRN, 1.465%, 2018	2,310,000	2,310,060
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,647,114
HSBC Bank PLC, FRN, 0.915%, 2018 (z)	3,872,000	3,870,196
HSBC USA, Inc., 2.375%, 2015	1,650,000	1,689,773
ING Bank N.V., 3.75%, 2017 (n)	2,644,000	2,774,254
ING Bank N.V., FRN, 1.224%, 2016 (n)	1,450,000	1,453,344
ING Bank N.V., FRN, 1.586%, 2013 (n)	4,750,000	4,764,146
ING Bank N.V., FRN, 1.913%, 2015 (n)	3,680,000	3,748,168
JPMorgan Chase & Co., 2%, 2017	2,087,000	2,092,531
JPMorgan Chase & Co., FRN, 1.065%, 2014	2,110,000	2,117,723
JPMorgan Chase & Co., FRN, 1.023%, 2014	4,620,000	4,641,548
JPMorgan Chase & Co., FRN, 0.893%, 2016	2,500,000	2,501,300
KeyCorp, 3.75%, 2015	3,850,000	4,062,304
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,300,393
Macquarie Bank Ltd., 5%, 2017 (n)	6,790,000	7,318,941
Morgan Stanley, 6%, 2014	2,060,000	2,139,506
Morgan Stanley, 6%, 2015	3,290,000	3,538,425
Morgan Stanley, FRN, 1.865%, 2014	3,290,000	3,306,858
Morgan Stanley, FRN, 1.523%, 2016	3,410,000	3,428,871
National Australia Bank Ltd., 2%, 2015	4,810,000	4,910,592
Nordea Bank AB, FRN, 0.735%, 2016 (z)	2,802,000	2,805,088
PNC Funding Corp., 3.625%, 2015	2,300,000	2,398,320
Royal Bank of Canada, 0.8%, 2015	3,000,000	2,999,403
Royal Bank of Scotland PLC, 2.55%, 2015	1,000,000	1,020,785
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	5,202,519
Santander International Debt S.A., 2.991%, 2013 (n)	3,100,000	3,110,301
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,898,745
Standard Chartered PLC, FRN, 1.225%, 2014 (n)	2,700,000	2,715,649
State Street Corp., 4.3%, 2014	3,750,000	3,870,394
Sumitomo Mitsui Banking Corp., 1.35%, 2015	3,770,000	3,802,840
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,397,791

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 1.25%, 2015	$5,320,000	$5,355,426
Wells Fargo & Co., FRN, 0.794%, 2016	3,550,000	3,553,152
Westpac Banking Corp., 2%, 2017	1,780,000	1,791,602

		$184,980,758
Medical & Health Technology & Services - 1.8%
Baxter International, Inc., 1.85%, 2017	$2,610,000	$2,630,110
Becton, Dickinson & Co., 1.75%, 2016	2,030,000	2,067,155
Catholic Health Initiatives, 1.6%, 2017	2,480,000	2,430,388
Covidien International Finance S.A., 1.35%, 2015	2,440,000	2,465,081
Express Scripts Holding Co., 2.1%, 2015	4,225,000	4,294,974
McKesson Corp., 0.95%, 2015	3,090,000	3,097,187
McKesson Corp., 3.25%, 2016	4,190,000	4,427,083
Thermo Fisher Scientific, Inc., 2.25%, 2016	2,960,000	3,017,027

		$24,429,005
Metals & Mining - 1.6%
Anglo American Capital, 2.15%, 2013 (n)	$2,000,000	$2,003,400
Barrick Gold Corp., 2.5%, 2018 (n)	1,770,000	1,642,489
Barrick International (Barbados) Corp., 5.75%, 2016 (z)	1,307,000	1,398,114
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,325,496
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	3,680,000	3,606,407
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	1,620,000	1,534,935
Glencore Funding LLC, FRN, 1.431%, 2016 (z)	3,210,000	3,128,174
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	2,210,000	2,278,419
Rio Tinto Finance (USA) Ltd., FRN, 1.113%, 2016	4,020,000	4,021,154

		$21,938,588
Mortgage-Backed - 2.6%
Fannie Mae, 5.5%, 2014 - 2019	$1,491,080	$1,580,086
Fannie Mae, 7%, 2015 - 2016	257,813	270,886
Fannie Mae, 5.137%, 2016	664,565	718,399
Fannie Mae, 5.725%, 2016	2,049,899	2,274,349
Fannie Mae, 6.5%, 2016 - 2017	752,003	799,957
Fannie Mae, 1.114%, 2017	4,070,000	4,034,961
Fannie Mae, 6%, 2017	781,742	824,296
Fannie Mae, 4.5%, 2018 - 2023	2,119,828	2,258,556
Fannie Mae, 5%, 2018 - 2023	1,730,670	1,854,359
Fannie Mae, 5%, 2020 (f)	1,870,197	1,993,855
Fannie Mae, FRN, 2.375%, 2033	719,194	758,867
Fannie Mae, FRN, 2.48%, 2033	109,681	110,471
Fannie Mae, FRN, 2.585%, 2033	118,235	124,934
Freddie Mac, 7.5%, 2015	61,467	61,383
Freddie Mac, 1.655%, 2016	281,484	285,451
Freddie Mac, 6%, 2016 - 2017	528,128	559,520
Freddie Mac, 1.426%, 2017	1,039,000	1,040,135
Freddie Mac, 5.5%, 2017 - 2025	2,143,315	2,321,008
Freddie Mac, 5%, 2018 - 2020	1,913,667	2,058,180
Freddie Mac, 2.5%, 2028	12,064,000	12,048,908
Ginnie Mae, FRN, 1.75%, 2032	154,817	160,683

		$36,139,244
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$7,060,000	$7,013,616

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 2017 (n)	$4,630,000	$4,567,541

Natural Gas - Pipeline - 1.1%
Energy Transfer Partners LP, 8.5%, 2014	$2,005,000	$2,108,917
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,538,177
Enterprise Products Operating LP, 3.2%, 2016	740,000	778,692
Enterprise Products Operating LP, 6.5%, 2019	1,280,000	1,524,947
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,294,799
TransCanada PipeLines Ltd., FRN, 0.953%, 2016	1,390,000	1,396,387

		$14,641,919
Network & Telecom - 1.7%
AT&T, Inc., 0.8%, 2015	$4,010,000	$4,000,897
AT&T, Inc., 2.4%, 2016	2,750,000	2,842,378
AT&T, Inc., FRN, 0.66%, 2016	2,330,000	2,336,715
BellSouth Corp., 5.2%, 2014	2,207,000	2,312,700
France Telecom, 4.375%, 2014	2,390,000	2,466,566
France Telecom, 2.125%, 2015	1,900,000	1,931,016
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,919,203
Verizon Communications, Inc., 0.7%, 2015	3,210,000	3,204,376
Verizon Communications, Inc., 2%, 2016	2,610,000	2,672,295

		$23,686,146
Oil Services - 0.3%
Noble Corp., 3.45%, 2015	$2,270,000	$2,360,555
Transocean, Inc., 2.5%, 2017	1,970,000	1,962,863

		$4,323,418
Oils - 0.2%
Phillips 66, 1.95%, 2015	$2,680,000	$2,722,904

Other Banks & Diversified Financials - 6.9%
American Express Centurion Bank, FRN, 0.725%, 2015	$2,750,000	$2,750,649
American Express Credit Corp., FRN, 1.374%, 2015	2,400,000	2,434,522
BB&T Corp., 2.05%, 2014	2,000,000	2,020,430
BBVA Senior Finance S.A. Unipersonal, FRN, 2.399%, 2014	3,500,000	3,518,287
Capital One Financial Corp., 2.15%, 2015	1,752,000	1,782,005
Capital One Financial Corp., FRN, 1.418%, 2014	4,550,000	4,580,239
Capital One Financial Corp., FRN, 0.913%, 2015	2,000,000	2,002,232
Citigroup, Inc., 6.375%, 2014	2,380,000	2,509,198
Citigroup, Inc., 6.01%, 2015	1,880,000	2,010,534
Citigroup, Inc., 1.25%, 2016	6,000,000	5,959,032
Danske Bank A.S., 3.75%, 2015 (n)	360,000	373,932
Groupe BPCE S.A., FRN, 1.516%, 2016	5,330,000	5,370,066
Intesa Sanpaolo S.p.A., 3.125%, 2016	3,600,000	3,568,957
Intesa Sanpaolo S.p.A., FRN, 2.674%, 2014 (n)	2,490,000	2,497,836
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	5,110,000	5,337,548
National Bank of Canada, 1.5%, 2015	2,970,000	3,009,569
Nordea Bank AB, 1.75%, 2013 (n)	4,800,000	4,812,000
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,877,781
Rabobank Nederland N.V., 3.375%, 2017	3,967,000	4,190,263
Rabobank Nederland N.V., FRN, 0.753%, 2016	1,990,000	1,997,789
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,663,193
Skandinaviska Enskilda, 1.75%, 2018 (z)	2,500,000	2,446,340
SunTrust Banks, Inc., 3.5%, 2017	4,907,000	5,154,553

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Svenska Handelsbanken AB, 4.875%, 2014 (n)	$3,330,000	$3,452,181
Svenska Handelsbanken AB, 2.875%, 2017	3,548,000	3,672,215
Svenska Handelsbanken AB, FRN, 0.722%, 2016	1,000,000	1,002,623
Swedbank AB, 2.125%, 2017 (n)	4,637,000	4,608,946
The Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.723%, 2016 (n)	2,100,000	2,103,211
UBS AG, 2.25%, 2013	2,325,000	2,325,739
Union Bank, 3%, 2016	1,910,000	1,997,621

		$96,029,491
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$4,120,000	$4,201,428

Pharmaceuticals - 2.9%
AbbVie, Inc., FRN, 1.033%, 2015 (n)	$4,440,000	$4,480,710
Amgen, Inc., 2.3%, 2016	3,570,000	3,678,510
Bristol-Myers Squibb Co., 0.875%, 2017	3,507,000	3,414,278
Celgene Corp., 2.45%, 2015	5,312,000	5,471,833
Mylan, Inc., 1.8%, 2016 (n)	1,500,000	1,498,075
Sanofi, 1.2%, 2014	650,000	656,358
Sanofi, 1.25%, 2018	5,060,000	4,933,075
Sanofi, FRN, 0.586%, 2014	5,000,000	5,011,055
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,421,747
Teva Pharmaceutical Finance III, FRN, 1.175%, 2013	3,680,000	3,687,879
Watson Pharmaceuticals, Inc., 1.875%, 2017	2,240,000	2,207,596
Wyeth, 5.5%, 2014	3,400,000	3,485,473

		$39,946,589
Printing & Publishing - 0.6%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,036,710
Thomson Reuters Corp., 0.875%, 2016	3,530,000	3,508,576

		$8,545,286
Real Estate - 0.9%
ERP Operating, REIT, 5.125%, 2016	$2,738,000	$3,013,736
HCP, Inc., REIT, 2.7%, 2014	2,750,000	2,774,646
Health Care REIT, Inc. 2.25%, 2018	1,686,000	1,664,713
Mack-Cali Realty LP, 2.5%, 2017	2,000,000	1,972,158
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,042,741
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	1,935,000	1,878,922

		$12,346,916
Retailers - 1.0%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$5,949,445
Home Depot, Inc., 5.25%, 2013	3,470,000	3,531,131
Wesfarmers Ltd., 2.983%, 2016 (n)	2,900,000	3,026,141
Wesfarmers Ltd., 1.874%, 2018 (n)	2,068,000	2,025,916

		$14,532,633
Specialty Chemicals - 0.8%
Airgas, Inc., 4.5%, 2014	$5,480,000	$5,700,132
Ecolab, Inc., 2.375%, 2014	2,570,000	2,619,077
Ecolab, Inc., 1%, 2015	2,520,000	2,519,052

		$10,838,261

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supermarkets - 0.6%
Safeway, Inc., 6.25%, 2014	$2,450,000	$2,530,306
Tesco PLC, 2%, 2014 (n)	3,510,000	3,557,343
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,961,554

		$8,049,203
Supranational - 1.9%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,441,120
European Investment Bank, 1.25%, 2013	6,470,000	6,477,958
European Investment Bank, 3%, 2014	3,730,000	3,798,296
Inter-American Development Bank, 3%, 2014	3,980,000	4,058,426
International Bank for Reconstruction and Development, 0.5%, 2016	6,860,000	6,847,007

		$25,622,807
Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,564,000	$1,605,393
American Tower Trust I, REIT, 1.551%, 2043 (n)	2,840,000	2,763,786
Crown Castle Towers LLC, 4.523%, 2035 (n)	2,660,000	2,776,426
Crown Castle Towers LLC, 3.214%, 2035 (n)	2,730,000	2,800,811
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,829,315
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,195,018

		$15,970,749
Tobacco - 1.4%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$3,746,002
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	3,482,586
B.A.T. International Finance PLC, 1.4%, 2015 (n)	2,820,000	2,848,203
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	2,206,000	2,158,183
Lorillard Tobacco Co., 3.5%, 2016	2,590,000	2,706,664
Reynolds American, Inc., 1.05%, 2015	2,650,000	2,649,470
Reynolds American, Inc., 7.625%, 2016	1,655,000	1,930,749

		$19,521,857
Transportation - Services - 0.3%
ERAC USA Finance Co., 2.25%, 2014 (n)	$1,900,000	$1,912,067
ERAC USA Finance Co., 2.75%, 2017 (n)	2,408,000	2,456,124

		$4,368,191
U.S. Government Agencies and Equivalents - 0.5%
Private Export Funding Corp., 1.875%, 2018	$5,240,000	$5,272,441
Small Business Administration, 5.1%, 2016	408,295	421,531
Small Business Administration, 5.46%, 2016	449,866	465,634
Small Business Administration, 5.68%, 2016	388,333	404,405
Small Business Administration, 5.94%, 2016	160,768	170,962
Small Business Administration, 5.37%, 2016	281,897	294,423

		$7,029,396
Utilities - Electric Power - 4.0%
American Electric Power Co., Inc., 1.65%, 2017	$2,570,000	$2,513,473
Duke Energy Corp., 6.3%, 2014	2,000,000	2,054,544
Duke Energy Corp., 3.35%, 2015	960,000	1,000,354
Duke Energy Corp., 1.625%, 2017	1,410,000	1,398,214
Duke Energy Indiana, Inc., FRN, 0.619%, 2016	1,760,000	1,758,993
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,385,800
Enel Finance International S.A., 6.25%, 2017 (n)	670,000	734,809
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,551,745
Georgia Power Co., 6%, 2013	1,120,000	1,134,603

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	$5,150,000	$5,286,578
ITC Holdings Corp., 5.875%, 2016 (z)	2,216,000	2,470,157
NextEra Energy Capital Co., 1.2%, 2015	3,610,000	3,629,591
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	2,600,000	2,619,828
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,384,445
Northeast Utilities, FRN, 1.022%, 2013	3,500,000	3,502,877
PG&E Corp., 5.75%, 2014	3,100,000	3,203,602
PPL WEM Holdings PLC, 3.9%, 2016 (n)	4,710,000	4,954,256
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,065,092
PSEG Power LLC, 2.75%, 2016	2,570,000	2,663,643
Southern Co., 4.15%, 2014	2,260,000	2,323,438
Southern Co., 2.375%, 2015	2,530,000	2,609,528

		$55,245,570
Total Bonds		$1,322,650,416

Money Market Funds - 4.7%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	64,858,143	$64,858,143
Total Investments		$1,387,508,559

Other Assets, Less Liabilities - (0.4)%		(5,099,979)
Net Assets - 100.0%		$1,382,408,580

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $414,402,064 representing 30.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Honda Finance Corp., FRN, 0.648%, 2016	5/22/13	$3,570,000	$3,568,522
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019	5/11/11	202,585	212,458
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019	3/13/13	1,311,933	1,311,969
Barrick International (Barbados) Corp., 5.75%, 2016	7/17/13-7/18/13	1,399,799	1,398,114
Bayview Commercial Asset Trust, FRN, 0.5%, 2035	6/09/05	986,109	803,558
Bayview Commercial Asset Trust, FRN, 0.46%, 2036	2/23/06	854,346	675,441
Bayview Commercial Asset Trust, FRN, 0%, 2036	5/16/06	329,028	40,036
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040	3/01/06	880,364	425,534
Chesapeake Funding LLC, “A”, FRN, 1.941%, 2021	8/09/12	399,480	396,588
Chesapeake Funding LLC, “A”, FRN, 0.945%, 2023	5/10/12	5,610,459	5,627,554
Commercial Mortgage Asset Trust, FRN, 0.4%, 2032	8/25/03	35,306	29,882
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	1,214,884	1,227,802
DNB Bank A.S.A., 3.2%, 2017	5/08/13-5/15/13	4,445,147	4,364,388
Daimler Finance North America LLC, 0.945%, 2016	7/24/13	5,040,000	5,044,450

12

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016	3/14/12	$1,839,809	$1,838,275
Glencore Funding LLC, FRN, 1.431%, 2016	5/22/13	3,210,000	3,128,174
Gramercy Real Estate Ltd., CDO, FRN, 0.586%, 2035	6/21/05-1/18/07	422,010	407,215
HSBC Bank PLC, FRN, 0.915%, 2018	5/08/13	3,872,000	3,870,196
Hyundai Auto Lease Securitization Trust 2013,“A2” , 0.51%, 2015	2/27/13	4,489,883	4,484,522
ITC Holdings Corp., 5.875%, 2016	7/09/13	2,486,997	2,470,157
Kingdom of Sweden, 1%, 2018	2/20/13	3,493,136	3,425,450
Kingsland III Ltd., “A1”, CDO, FRN, 0.489%, 2021	6/14/13	2,978,218	2,969,891
LeasePlan Corp. N.V., 2.5%, 2018	5/07/13	1,202,592	1,171,219
Metropolitan Life Global Funding I, 0.798%, 2016	7/11/13	4,570,000	4,568,716
Morgan Stanley Capital I, Inc., FRN, 1.444%, 2031	6/10/03	16,249	1
Nederlandse Waterschapsbank N.V., 0.75%, 2016	3/19/13	3,477,627	3,470,075
Nordea Bank AB, FRN, 0.735%, 2016	5/07/13	2,802,000	2,805,088
Skandinaviska Enskilda, 1.75%, 2018	3/13/13	2,486,635	2,446,340
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	3,005,449	2,903,037
Total Restricted Securities			$65,084,652
% of Net assets			4.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 7/31/13

Futures Contracts Outstanding at 7/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	101	$12,258,086	September - 2013	$115,639

At July 31, 2013, the fund had liquid securities with an aggregate value of $110,176 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$7,029,396	$—	$7,029,396
Non-U.S. Sovereign Debt	—	169,502,998	—	169,502,998
Municipal Bonds	—	7,013,616	—	7,013,616
U.S. Corporate Bonds	—	531,238,126	—	531,238,126
Residential Mortgage-Backed Securities	—	47,674,342	—	47,674,342
Commercial Mortgage-Backed Securities	—	17,024,542	—	17,024,542
Asset-Backed Securities (including CDOs)	—	99,801,968	—	99,801,968
Foreign Bonds	—	443,365,428	—	443,365,428
Mutual Funds	64,858,143	—	—	64,858,143
Total Investments	$64,858,143	$1,322,650,416	$—	$1,387,508,559

Other Financial Instruments
Futures Contracts	$115,639	$—	$—	$115,639

For further information regarding security characteristics, see the Portfolio of Investments.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,389,492,153
Gross unrealized appreciation	16,639,256
Gross unrealized depreciation	(18,622,850)
Net unrealized appreciation (depreciation)	$(1,983,594)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,336,989	124,402,267	(100,881,113)	64,858,143

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,703	$64,858,143

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2013, are as follows:

United States	54.8%
United Kingdom	7.3%
France	4.9%
Canada	4.2%
Netherlands	3.9%
Australia	3.8%
Sweden	3.2%
Germany	3.1%
Norway	2.2%
Other Countries	12.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

15

QUARTERLY REPORT

July 31, 2013

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.1%
Airport Revenue - 5.0%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,299,142
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,043,520
Atlanta, GA, Airport Rev., “B”, 5%, 2018	700,000	803,740
Atlanta, GA, Airport Rev., “B”, 5%, 2020	400,000	458,332
Broward County, FL, Airport System Rev., “Q-1”, 3%, 2015	550,000	577,379
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2015	1,000,000	1,092,500
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2016	150,000	163,551
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2016	850,000	953,088
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2017	250,000	276,360
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2017	700,000	801,983
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2015	11,850,000	12,407,898
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2016	7,460,000	7,928,115
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 2017	1,000,000	1,114,150
Dallas Fort Worth, TX, International Airport Rev., “A”, AMBAC, 6%, 2013	1,000,000	1,013,470
Dallas Fort Worth, TX, International Airport Rev., “F”, 5%, 2014	600,000	632,838
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2015	300,000	319,596
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2018	5,415,000	5,953,793
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2016	1,000,000	1,113,220
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 2017	1,250,000	1,355,188
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2018	300,000	345,507
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2019	445,000	512,600
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,156,950
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2016	1,020,000	1,124,795
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,555,815
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,577,715
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2018	2,000,000	2,254,840
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2019	1,875,000	2,105,550
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2020	1,750,000	1,949,955
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2022	1,985,000	2,180,523
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,018,650
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,394,890
Portland, ME, General Airport Rev., 4%, 2018	440,000	468,609
Portland, ME, General Airport Rev., 4%, 2020	200,000	208,578
Portland, ME, General Airport Rev., 5%, 2022	300,000	328,872
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2020	500,000	571,995
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2022	1,100,000	1,245,970
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2023	1,400,000	1,575,714
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,101,580

		$62,986,971
General Obligations - General Purpose - 12.2%
Bergen County, NJ, “A”, 3.25%, 2013	$2,475,000	$2,493,018
California Economic Recovery, “B”, 5%, 2023 (b)	1,500,000	1,563,990
Chandler, AZ, 5%, 2022	1,000,000	1,108,870
Charleston County, SC, General Obligation, “A”, 5%, 2023	5,490,000	6,585,530
Columbus, OH, General Obligation, 5%, 2021	5,000,000	5,927,000
Columbus, OH, General Obligation, 5%, 2022	5,000,000	5,917,850
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,682,925
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,068,750
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,471,950
Commonwealth of Massachusetts Consolidated Loan, “D”, 0.48%, 2018	1,500,000	1,494,270
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,101,880

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	$2,820,000	$2,827,868
Commonwealth of Puerto Rico, Public Improvement, “A”, 4.75%, 2018	1,870,000	1,867,494
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,187,140
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,134,400
Durham County, NC, 5%, 2019	1,000,000	1,188,480
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,691,176
Henry County, GA, 5%, 2014	1,080,000	1,126,980
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,115,000
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 2017	4,000,000	4,416,360
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,046,320
New Orleans, LA, 5%, 2019	4,000,000	4,513,920
New York, NY, “F”, 5%, 2013	2,985,000	2,985,000
New York, NY, “F”, ETM, 5%, 2013 (c)	1,015,000	1,015,000
New York, NY, “J-4”, FRN, 0.61%, 2025	1,035,000	1,030,332
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2014	950,000	963,842
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2014	705,000	725,008
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2015	1,000,000	1,031,120
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2015	730,000	777,143
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,003,570
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,087,160
Providence, RI , “A”, 5%, 2020	1,625,000	1,763,531
Providence, RI , “A”, 5%, 2021	1,000,000	1,080,520
Seattle, WA, 5%, 2016	3,780,000	4,200,487
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,278,398
State of California, 5%, 2017	7,000,000	7,956,550
State of Hawaii, “EA”, 5%, 2022	2,500,000	2,921,850
State of Hawaii, “EE”, 5%, 2020	9,000,000	10,690,830
State of Illinois, AGM, 5%, 2015	2,000,000	2,113,680
State of Illinois, AGM, 5%, 2016	2,750,000	2,984,025
State of Illinois, 5%, 2021	1,500,000	1,616,565
State of Illinois, 5%, 2022	1,250,000	1,338,000
State of Illinois, 5%, 2023	1,300,000	1,385,683
State of Maryland, “C”, 4%, 2015	1,000,000	1,078,290
State of Minnesota, “H”, 5%, 2016	3,000,000	3,403,050
State of Minnesota, “H”, 5%, 2017	2,600,000	3,021,122
State of North Carolina, “A”, 5%, 2017	3,500,000	3,999,345
State of Utah, “C”, 5%, 2015	3,000,000	3,259,890
State of Washington, “A”, AGM, 5%, 2019	9,025,000	9,799,616
Tarrant County, TX, 5%, 2018	2,770,000	3,237,521
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 2021	5,500,000	6,579,100
Will County, IL, Forest Preservation District, 5%, 2019	1,250,000	1,471,288
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,542,788

		$153,871,475
General Obligations - Schools - 5.3%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$785,980
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,827,450
Brownsville, TX, Independent School District, “A”, 5%, 2021	6,595,000	7,804,325
Clark County, NV, School District, 5%, 2017	2,845,000	3,214,850
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	3,695,000	2,080,174
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,109,240
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,674,575
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	932,257
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	2,156,944

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Houston, TX, Independent School District, AGM, 5%, 2015	$1,120,000	$1,212,165
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, 0%, 2021	7,445,000	5,753,794
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,129,090
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,102,540
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	3,106,346
Ohio Higher Education, “C”, 5%, 2021	8,000,000	9,427,520
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,088,140
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,133,470
Reading, PA, School District, “A”, 5%, 2019	6,230,000	6,893,993
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,421,778
San Bernardino, CA, City Unified School District, “A”, 5%, 2020	750,000	862,283
San Bernardino, CA, City Unified School District, “A”, 5%, 2021	1,200,000	1,370,280
San Bernardino, CA, City Unified School District, “A”, 5%, 2022	1,500,000	1,699,440
San Bernardino, CA, City Unified School District, “A”, 5%, 2023	1,100,000	1,241,042
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,050,070
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,541,415
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	743,993
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,163,410

		$66,526,564
Healthcare Revenue - Hospitals - 11.1%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	$1,000,000	$1,038,050
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.904%, 2021	2,415,000	2,358,368
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 1.91%, 2048	3,000,000	3,046,110
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,093,700
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,072,940
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2017	1,335,000	1,332,050
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2018	1,180,000	1,164,589
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,591,166
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,119,910
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2016	570,000	621,676
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2017	1,100,000	1,216,457
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 2043 (b)	2,750,000	3,133,708
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 2043 (b)	2,400,000	2,725,056
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2014	1,500,000	1,546,440
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 2029 (b)	1,500,000	1,707,765
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,034,800
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2014	350,000	352,905
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2015	500,000	510,215
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,663,875
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,404,270
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	831,353
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	470,000	530,719
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	600,000	668,370
Illinois Development Finance Authority Rev. (Provena Health), “A”, NATL, 5.75%, 2014	1,500,000	1,504,410
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,913,330
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4%, 2014	600,000	613,854
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	530,080
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	530,080
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,322,881
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 2024	5,000,000	5,282,000
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,460,000	1,666,429
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 2027 (b)	1,580,000	1,580,000
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,354,420

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	$1,000,000	$1,146,420
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,160,360
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 2018	515,000	554,140
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 2019	525,000	530,444
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2020	1,690,000	1,875,258
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	4,899,168
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 2030 (b)	5,810,000	5,714,367
Lufkin, TX, Health Facilities Development Corp., Health Systems Rev.(Memorial Health Systems of East Texas), 5.5%, 2019	320,000	346,394
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,459,482
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,085,380
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,055,610
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	5,745,000	5,996,516
Michigan Hospital Finance Authority Rev. (Ascension Health Subordinate Credit Group), “A-4”, 1.625%, 2027 (b)	3,000,000	2,718,930
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,075,700
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2023	1,225,000	1,317,108
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,013,290
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 4%, 2015	500,000	517,550
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	155,000	156,283
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,066,430
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 4%, 2015	935,000	974,607
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 2016	865,000	940,947
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 2017	700,000	771,295
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,024,120
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,143,020
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2015	2,000,000	2,142,220
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2016	1,000,000	1,099,500
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2017	1,500,000	1,679,115
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 0.8%, 2033	3,000,000	2,991,240
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	661,224
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	663,003
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	500,905
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 2015	1,135,000	1,187,233
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 2016	1,030,000	1,087,629
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	906,627
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	318,548
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 2018	1,330,000	1,440,829
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,001,310
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 2018	500,000	577,100
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 2022	1,160,000	1,313,828
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	556,625
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2021	2,500,000	2,708,450
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,165,000	1,283,597
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,043,222
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 2042 (b)	1,000,000	1,116,860
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance), 5%, 2043 (b)	5,000,000	5,711,150
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 2022	6,000,000	6,584,460
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,144,649
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,630,530
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 2016	400,000	435,496
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 2017	375,000	412,778
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 2018	525,000	579,973

		$139,382,896

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 1.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 2%, 2013	$425,000	$426,020
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 2%, 2014	1,150,000	1,160,454
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	1,000,000	1,046,840
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 2026	1,400,000	1,263,668
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.15%, 2014	275,000	274,258
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.4%, 2015	300,000	296,490
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.7%, 2016	375,000	367,894
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 2017	940,000	918,239
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 2018	1,405,000	1,332,558
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 2023	1,000,000	909,580
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 2016	1,810,000	1,937,822
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	534,685
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	912,288
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 2017	1,030,000	1,029,609
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 2020	1,175,000	1,257,685
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 2014	150,000	150,294
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 2015	250,000	249,758
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 2%, 2016	450,000	443,741

		$14,511,883
Human Services - 0.3%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,820,345
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,618,590

		$3,438,935
Industrial Revenue - Airlines - 0.1%
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	$1,500,000	$1,478,910

Industrial Revenue - Chemicals - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,040,580

Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$148,661
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 2023 (b)	3,045,000	3,353,124
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 2025 (b)	2,000,000	2,003,060
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	2,178,131
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management Project), “A”, FRN, 0.85%, 2025 (b)	1,000,000	998,090
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,010,920
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,034,180
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	1,001,710
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 1.75%, 2033 (b)	2,000,000	2,004,020
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 2027 (b)	3,000,000	2,873,100

		$16,604,996
Industrial Revenue - Other - 0.8%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	$1,000,000	$981,360
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 2018	265,000	271,463
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 2019	1,325,000	1,495,607
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	3,280,000	3,265,371
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,553,240

		$10,567,041

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 0.1%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,016,550
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	757,545

		$1,774,095
Miscellaneous Revenue - Entertainment & Tourism - 0.4%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,139,414
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2020	335,000	382,104
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2021	420,000	474,932
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2022	250,000	278,675
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2023	1,175,000	1,307,893
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2024	730,000	799,204

		$4,382,222
Miscellaneous Revenue - Other - 2.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$1,070,960
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	4,000,000	4,527,000
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	1,435,000	1,615,523
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 2016	360,000	383,555
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 2017	400,000	431,824
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 2018	430,000	467,922
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 2019	5,000,000	5,426,000
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2015	1,105,000	1,170,372
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2017	350,000	387,688
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2018	2,450,000	2,555,497
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2018	310,000	347,219
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2019	2,575,000	2,674,189
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2020	2,705,000	2,799,675
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,309,780
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,088,917
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 2016	2,000,000	2,212,720
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 2019	700,000	790,608
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 2020	1,175,000	1,315,119
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 2022	1,740,000	1,919,881
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2022	3,000,000	3,049,470

		$36,543,919
Multi-Family Housing Revenue - 1.2%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,832,390
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,916,521
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	1,635,000	1,638,303
Michigan Housing Development Authority Rev. (Parkway Meadows Project), 4.2%, 2018	6,180,000	6,262,874
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,004,320

		$14,654,408
Port Revenue - 0.8%
Alameda, CA, Corridor Transportation Authority Rev., “A”, 5%, 2023	$2,165,000	$2,456,301
Delaware River Port Authority, Pennsylvania & New Jersey Refunding (Port District Project), 5%, 2018	1,230,000	1,323,935
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.375%, 2037 (b)	2,115,000	2,059,545
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B-1”, 1.875%, 2040 (b)	2,000,000	2,004,160
Port of Seattle, WA, Rev., “B”, 3%, 2015	2,285,000	2,384,466

		$10,228,407
Sales & Excise Tax Revenue - 2.2%
Contra Costa, CA, Transportation Authority Sales Tax Rev., FRN, 0.501%, 2034 (b)	$2,500,000	$2,502,150
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	955,000	1,065,398
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	1,080,000	1,225,465

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Illinois Sales Tax Rev., “B”, 3%, 2014	$5,000,000	$5,121,700
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 2018	7,090,000	6,383,836
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,692,315
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2022	8,910,000	9,821,315

		$27,812,179
Single Family Housing - State - 1.9%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$605,000	$610,838
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	3,100,000	3,087,910
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	770,000	762,377
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	2,475,000	2,480,965
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.15%, 2019	3,525,000	3,561,519
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,645,198
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	160,000	169,133
New York Housing Finance Agency Rev., “E”, 1.1%, 2016	3,000,000	2,976,300
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,030,300
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	237,643
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	308,113
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,008,560
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,091,477
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,763,370

		$23,733,703
Solid Waste Revenue - 0.1%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	$750,000	$756,098

State & Agency - Other - 1.1%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$5,800,450
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, 3.5%, 2013	3,365,000	3,369,139
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, ETM, 3.5%, 2013 (c)	10,000	10,009
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,593,975
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 2015	1,665,000	1,726,122

		$13,499,695
State & Local Agencies - 6.0%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$1,980,056
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,101,590
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,800,757
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,147,640
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,030,550
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2015	1,000,000	1,074,330
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2016	3,840,000	4,207,488
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 2016	5,000,000	5,556,600
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 2015	1,000,000	1,074,330
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	5,120,000	5,914,931
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2017	2,000,000	2,203,760
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2018	3,200,000	3,564,320
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2019	1,500,000	1,672,275
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,035,181
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2021	5,000,000	5,692,400
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	1,952,569

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Hampton, VA, Museum Rev., 5%, 2014	$760,000	$770,541
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 2018	500,000	573,955
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,051,050
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 2016	5,500,000	6,230,565
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,271,500
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	780,000	782,699
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	703,485
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,588,200
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2020	500,000	590,030
Puerto Rico Infrastructure Financing Authority Rev. (Ports Authority Project), “C”, 3%, 2026 (b)	4,000,000	4,012,400
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,496,278
Tampa, FL, Solid Waste System Rev., “A”, 5%, 2020	3,000,000	3,294,870
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,500,000
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,399,225
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,168,160
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	215,942
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	1,964,334

		$75,622,011
Student Loan Revenue - 2.6%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 2020	$4,525,000	$4,935,825
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	2,800,000	3,154,536
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 2019	1,235,000	1,319,400
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,679,444
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,335,200
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,647,555
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,204,600
Rhode Island Student Loan Program Authority Rev., “A”, 3%, 2014	500,000	512,965
Rhode Island Student Loan Program Authority Rev., “A”, 4%, 2015	500,000	528,180
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 2016	500,000	550,170
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 2018	3,200,000	3,073,696
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 2019	4,590,000	4,368,716
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 2020	2,000,000	2,189,500

		$32,499,787
Tax - Other - 2.0%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,746,270
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	833,390
New Jersey Economic Development Authority Rev., 5%, 2018	4,000,000	4,406,760
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,980,505
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 1.75%, 2018	10,000,000	10,143,800
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2014	515,000	545,174
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 2014 (c)	485,000	513,479
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,523,680

		$25,693,058
Tax Assessment - 2.9%
Colorado Housing & Finance Authority Rev. (Colorado Employment Compensation), “A”, 5%, 2014	$4,000,000	$4,147,520
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 2014	280,000	279,731
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 2%, 2015	530,000	524,255
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 2016	605,000	606,936
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 2018	400,000	414,296
Irvine, CA, Improvement Bond Act 1915, 2%, 2013	1,000,000	1,001,150
Irvine, CA, Improvement Bond Act 1915, 3%, 2014	500,000	510,445
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 2016	4,600,000	5,067,498

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 2022	$5,000,000	$5,491,150
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,770,000	1,921,070
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,060,000	1,140,242
Pennsylvania Economic Development Financing Authority, Unemployment Compensation Rev., “B”, 5%, 2020	10,000,000	11,693,400
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 2017	1,140,000	1,177,130
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 2018	1,210,000	1,296,539
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 2019	1,300,000	1,375,361

		$36,646,723
Tobacco - 2.0%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 2015	$1,000,000	$1,044,760
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 2018	2,335,000	2,603,058
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	1,775,000	1,473,019
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	7,190,000	7,803,235
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 2023	2,160,000	2,351,506
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	8,960,000	8,331,456
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2023	1,000,000	1,138,880

		$24,745,914
Toll Roads - 1.1%
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 3%, 2014	$200,000	$201,482
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 2016	750,000	800,933
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 2017	450,000	485,582
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 2019	275,000	207,600
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 2023	215,000	123,674
Florida Mid Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 2024	150,000	80,742
Illinois Toll Highway Authority Rev., “B”, 5%, 2018	6,000,000	6,973,440
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	1,000,000	1,124,990
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 2045 (b)	2,500,000	2,483,650
State of New York, Triborough Bridge & Tunnel Authority Rev., “A”, 5%, 2023	1,000,000	1,152,780

		$13,634,873
Transportation - Special Tax - 1.7%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,070,540
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,569,958
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,443,640
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,235,590
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,435,619
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	2,901,500
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,337,180
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	1,350,000	1,578,906
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 3%, 2015	400,000	419,408

		$21,992,341
Universities - Colleges - 10.8%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$625,000	$673,725
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2016	475,000	507,861
Arizona Board of Regents (Arizona State University), “A”, 4%, 2017	300,000	331,227
California Educational Facilities Authority Rev. (Chapman University), 5%, 2019	1,000,000	1,142,960
California Educational Facilities Authority Rev. (Chapman University), 5%, 2020	1,250,000	1,419,138
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.86%, 2015	1,725,000	1,730,675
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,522,001
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	568,750
California Municipal Finance Authority Rev. (Biola University), 5%, 2018	650,000	719,498
California State University Rev., “A”, 5%, 2022	5,000,000	5,836,600

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Central Michigan University Rev., 5%, 2017	$1,760,000	$1,968,754
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 2016	250,000	269,803
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2017	425,000	480,798
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2018	305,000	349,801
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2019	250,000	288,470
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,113,544
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	650,688
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,155,872
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2021	1,300,000	1,370,031
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2022	600,000	626,964
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2019	5,000,000	5,779,900
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,226,971
Illinois Educational Facilities Authority Rev. (The Art Institute of Chicago), “A”, 4.3%, 2030 (b)	500,000	527,140
Illinois Educational Facilities Authority Rev. (University of Chicago), “B-1”, FRN, 1.1%, 2036 (b)	2,000,000	1,942,800
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,849,724
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	1,032,030
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	2,029,160
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,043,250
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	616,803
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 4%, 2014	1,000,000	1,020,500
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 5%, 2015	900,000	960,399
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,144,140
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2022	1,000,000	1,083,350
Indiana University Rev., “A”, 5%, 2020	1,000,000	1,181,310
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	581,136
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	896,266
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	779,779
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,577,433
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	4,961,025
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,314,935
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,691,524
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,756,053
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	65,000	65,437
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,594,949
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,753,671
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	3,000,000	3,161,910
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,755,000	1,893,241
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,053,642
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,197,900
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,276,704
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,454,585
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,013,040
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	467,247
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	2,014,927
New York Dormitory Authority Rev. (Fordham University), 2%, 2014	1,170,000	1,187,866
New York Dormitory Authority Rev. (Fordham University), 4%, 2015	1,000,000	1,062,550
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 2018	2,000,000	2,113,040
New York Dormitory Authority Rev. (Pace University), “A”, 5%, 2019	1,500,000	1,660,350
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 2020	1,740,000	1,790,704
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,057,520
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 2036 (b)	5,000,000	4,976,850
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2017	200,000	218,632
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2018	250,000	275,758
Oregon Health & Science University Rev., “A”, 5%, 2018	785,000	895,293

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 2017	$1,000,000	$1,135,290
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 2017	1,000,000	1,123,280
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 3%, 2015	500,000	520,665
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2016	350,000	377,062
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2017	500,000	546,350
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2015	400,000	412,336
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2016	390,000	403,790
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2017	870,000	899,597
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 2014	1,000,000	1,013,270
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 4%, 2014	1,000,000	1,023,870
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 2%, 2013	250,000	250,175
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2015	410,000	414,440
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2016	400,000	403,236
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2018	620,000	608,059
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2020	500,000	503,075
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,330,288
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,003,490
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,113,030
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	519,565
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2021	2,000,000	2,231,560
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2022	2,000,000	2,195,120
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,203,520
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,087,330
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,513,755
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,073,870
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,087,180
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,101,540
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,155,269
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,781,750
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,413,157
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,058,830

		$136,412,353
Universities - Dormitories - 0.2%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,029,000
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	859,073
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,043,883

		$2,931,956
Universities - Secondary Schools - 0.2%
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 2017	$175,000	$171,491
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 2022	1,460,000	1,352,281
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 2018	300,000	311,316
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 2020	310,000	312,753
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 2022	545,000	527,238

		$2,675,079
Utilities - Investor Owned - 6.6%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,136,120
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,289,030
California Statewide Communities Development Authority Pollution Control Rev. (Southern California Edison Co.), 1.375%, 2028 (b)	3,925,000	3,787,429
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 2018	3,500,000	3,481,975

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 2031 (b)	$2,000,000	$2,015,500
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,537,225
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 2039 (b)	2,500,000	2,503,575
Farmington, NM, Pollution Control Rev. (El Paso Electric Company Four Corners Project), “A”, 1.875%, 2032 (b)	2,500,000	2,437,575
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,101,780
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	1,002,640
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,472,888
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	5,000,000	5,004,300
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,003,710
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,900,000	1,925,422
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 2021	3,250,000	3,081,650
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,065,090
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,040,420
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (VEPCO), “C”, 1.5%, 2035 (b)	2,000,000	2,013,620
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,046,500
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 2033	2,000,000	1,971,880
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “C”, 1.75%, 2029 (b)	5,000,000	5,000,000
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,206,118
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 2022 (b)	3,000,000	3,024,690
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	270,545
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,000,000	1,168,710
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,043,440
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 2017	2,000,000	1,945,380
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 2034 (b)	1,000,000	1,002,800
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 0.58%, 2034 (b)	5,000,000	5,000,100
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,036,570
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,960,000	2,037,675
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 2015	2,500,000	2,514,025
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,213,631
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 2029 (b)	1,500,000	1,464,615
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,084,000
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	3,275,000	3,466,784
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,132,540
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,024,340

		$83,554,292
Utilities - Municipal Owned - 4.4%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2017	$1,260,000	$1,413,745
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2018	3,510,000	4,097,890
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,380,940
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,314,382
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	2,365,000	2,725,095
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,526,853
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2020	500,000	578,355
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 2021	1,750,000	2,028,915
Guam Power Authority Rev., “A”, AGM, 5%, 2021	1,500,000	1,656,135
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,050,640
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,501,995
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 2022	750,000	840,825
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,188,370
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 2033 (b)	2,700,000	2,711,475
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,590,480

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 2021	$7,500,000	$8,987,550
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,019,030
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 3%, 2016	2,050,000	2,145,202
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,345,239
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	846,788
Puerto Rico Electric Power Authority Power Rev., “B”, 5%, 2016	5,000,000	5,208,150
Sacramento, CA, Municipal Utility District, “X”, 5%, 2020	1,750,000	2,061,203
Sam Rayburn, TX, Municipal Power Agency, Power Supply System Rev., 5%, 2014	1,000,000	1,042,640
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,630,040

		$54,891,937
Utilities - Other - 1.6%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$199,546
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,340,000	1,439,616
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,129,196
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,611,997
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	295,785
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,480,734
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	398,221
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2021	1,000,000	1,099,010
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 2020	930,000	1,026,171
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2020	1,710,000	1,776,981
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2021	2,000,000	2,057,440
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,098,980
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 2019	5,000,000	5,356,400

		$19,970,077
Water & Sewer Utility Revenue - 6.9%
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	$1,185,000	$1,259,762
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,872,598
Clairton, PA, Municipal Authority, “B”, 2%, 2013	425,000	426,126
Clairton, PA, Municipal Authority, “B”, 2%, 2014	435,000	437,719
Clairton, PA, Municipal Authority, “B”, 4%, 2015	375,000	392,276
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2018	1,000,000	1,141,570
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2019	920,000	1,063,833
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2021	720,000	824,249
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2022	1,680,000	1,919,333
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2017	2,000,000	2,016,120
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,072,320
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 2021	1,000,000	1,150,730
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, AGM, 5%, 2016	2,500,000	2,507,250
East Bay, CA, Municipal Utility District, Wastewater System Rev., “A”, 0.37%, 2038	3,890,000	3,890,156
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2020	2,940,000	3,447,767
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,542,885
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	5,954,900
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,043,000
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2019	9,215,000	10,884,205
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,053,790
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,125,710
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	3,395,000	4,046,976
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	2,825,000	3,385,678
North Harris County, TX, Regional Water Authority Senior Lien Rev., 4%, 2023	1,025,000	1,076,445
North Harris County, TX, Regional Water Authority Senior Lien Rev., 4%, 2024	1,825,000	1,889,861
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2017	775,000	837,690
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2018	2,250,000	2,455,830

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2019	$3,580,000	$4,091,224
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,397,020
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,528,594
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	5,784,850
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 2037 (b)	4,000,000	4,317,960
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2022	2,755,000	1,977,181
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2023	2,655,000	1,800,037
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2024	2,460,000	1,576,171
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,301,572

		$86,493,388
Total Municipal Bonds		$1,221,558,766

Floating Rate Demand Notes - 0.6%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.04%, due 8/01/13	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.04%, due 8/01/13	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.04%, due 8/01/13	1,600,000	1,600,000
Total Floating Rate Demand Notes		$7,700,000

Money Market Funds - 3.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	38,092,996	$38,092,996
Total Investments		$1,267,351,762

Other Assets, Less Liabilities - (0.7)%		(8,540,612)
Net Assets - 100.0%		$1,258,811,150

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

Supplemental Information

7/31/13 (unaudited)

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,221,558,766	$—	$1,221,558,766
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	38,092,996	—	—	38,092,996
Total Investments	$38,092,996	$1,229,258,766	$—	$1,267,351,762

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,253,512,363
Gross unrealized appreciation	26,234,998
Gross unrealized depreciation	(12,395,599)
Net unrealized appreciation (depreciation)	$13,839,399

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

15

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,493,574	122,596,835	(125,997,413)	38,092,996

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,859	$38,092,996

16

QUARTERLY REPORT

July 31, 2013

MFS® RESEARCH BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 102.8%
Aerospace - 0.5%
Bombardier, Inc., 7.75%, 2020 (n)	$7,300,000	$8,340,250
Huntington Ingalls Industries, Inc., 6.875%, 2018	7,990,000	8,709,104

		$17,049,354
Apparel Manufacturers - 0.2%
PVH Corp., 7.375%, 2020	$5,950,000	$6,522,688
PVH Corp., 4.5%, 2022	200,000	195,500

		$6,718,188
Asset-Backed & Securitized - 13.0%
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019 (z)	$4,364,582	$4,288,202
Anthracite Ltd., “CFL”, CDO, FRN, 1.441%, 2037 (z)	474,426	468,495
Anthracite Ltd., CDO III, 6.077%, 2039 (a)(p)(z)	5,788,818	289,441
ARI Fleet Lease Trust, “A”, FRN, 0.741%, 2020 (n)	4,304,719	4,309,402
ARI Fleet Lease Trust, “A”, FRN, 0.491%, 2021 (n)	5,675,605	5,665,304
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019 (z)	1,546,833	1,530,478
Banc of America Commercial Mortgage, Inc., 5.338%, 2043 (z)	9,482,898	10,229,534
Banc of America Commercial Mortgage, Inc., FRN, 5.616%, 2049 (z)	2,193,253	2,450,947
Banc of America Large Loan, Inc., FRN, 5.325%, 2044 (z)	4,841,721	5,218,170
Bayview Commercial Asset Trust, FRN, 0.5%, 2035 (z)	504,480	411,089
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	12,402,614	24,447
Bayview Commercial Asset Trust, FRN, 0.46%, 2036 (z)	404,202	319,560
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	12,166,066	112,464
Bayview Commercial Asset Trust, FRN, 3.818%, 2036 (i)(z)	20,416,553	473,780
Bayview Commercial Asset Trust, FRN, 3.744%, 2036 (i)(z)	10,093,920	282,764
Bayview Commercial Asset Trust, FRN, 4.014%, 2037 (i)(z)	22,874,755	835,288
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,370,870	1,333,491
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,373,196	1,402,980
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040 (z)	3,127,850	1,511,882
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,258,632	1,252,339
Capital Trust Realty Ltd., CDO, 5.26%, 2035 (z)	7,074,200	6,985,773
Cent CDO XI Ltd., “A1”, FRN, 0.526%, 2019 (n)	5,732,864	5,626,193
Chesapeake Funding LLC, “A”, FRN, 0.936%, 2023 (z)	7,781,340	7,805,050
Chesapeake Funding LLC, “A”, FRN, 0.636%, 2025 (n)	16,383,000	16,381,034
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	28,251,642	31,154,781
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.218%, 2044	400,000	427,704
Commercial Mortgage Asset Trust, FRN, 0.4%, 2032 (i)(z)	5,811,356	26,186
Countrywide Asset-Backed Certificates, FRN, 5.196%, 2036	747,769	644,267
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	3,714,000	3,753,134
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 2020 (n)	5,595,000	5,609,698
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.762%, 2039	18,235,102	20,349,772
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.683%, 2039	9,344,928	9,894,485
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	8,263,375
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	1,275,594	1,306,332
Credit-Based Asset Servicing & Securitization LLC, 4.594%, 2035	1,092,336	1,021,049
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.614%, 2037 (d)(q)	1,786,709	922,747
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.497%, 2037 (d)(q)	2,158,895	1,146,926
Crest G-Star, CDO, 6.95%, 2032 (z)	1,030,076	1,035,226
CWCapital Cobalt Ltd., “A4”, FRN, 5.772%, 2046	7,960,070	8,958,645
CWCapital LLC, 5.223%, 2048	6,335,000	6,867,799
Falcon Franchise Loan LLC, FRN, 7.097%, 2023 (i)(z)	109,045	15,812
Falcon Franchise Loan LLC, FRN, 11.945%, 2025 (i)(z)	911,722	136,758

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
First Union National Bank Commercial Mortgage, FRN, 1.629%, 2043 (i)(z)	$1,513,648	$4,444
First Union-Lehman Brothers Bank of America, FRN, 0.576%, 2035 (i)	2,700,043	53,655
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.541%, 2016	14,401,000	14,421,665
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 2049	3,400,691	3,771,346
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	1,333,260	1,333,491
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,637,787	1,554,594
Goldman Sachs Mortgage Securities Corp., FRN, 5.799%, 2045	23,875,022	26,583,572
Gramercy Real Estate Ltd., CDO, FRN, 0.586%, 2035 (z)	227,494	219,532
Greenwich Capital Commercial Funding Corp., 5.736%, 2049	6,903,563	7,754,903
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	5,998,000	6,036,267
IMPAC CMB Trust, FRN, 0.93%, 2034	164,554	156,393
IMPAC CMB Trust, FRN, 1.11%, 2034	82,277	66,826
IMPAC Secured Assets Corp., FRN, 0.54%, 2036	610,282	596,105
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,222,724
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.814%, 2049	15,661,513	16,407,831
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.928%, 2051	21,360,633	22,131,431
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.814%, 2049	19,460,490	21,838,114
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.443%, 2042 (n)	4,180,000	815,100
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.711%, 2049	2,662,741	2,985,502
Kingsland III Ltd., “A1”, CDO, FRN, 0.489%, 2021 (z)	5,326,315	5,237,275
KKR Financial CLO Ltd., “A1”, FRN, 0.534%, 2017 (z)	653,749	648,700
KKR Financial CLO Ltd., “C”, FRN, 1.714%, 2021 (n)	7,811,290	7,225,443
LB Commercial Conduit Mortgage Trust, FRN, 1.406%, 2035 (i)	1,540,365	66,116
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (d)(q)	2,380,670	505,861
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050	8,250,000	8,598,934
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.736%, 2050	22,016,127	24,643,686
Morgan Stanley Capital I, Inc., FRN, 1.444%, 2031 (i)(z)	242,350	1
Morgan Stanley Re-REMIC Trust, FRN, 5.799%, 2045 (z)	17,036,082	18,723,693
Nationslink Funding Corp., FRN, 2.082%, 2030 (i)	112,175	1
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	978,724
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.681%, 2036 (d)(q)	1,069,521	481,572
Preferred Term Securities XIX Ltd., CDO, FRN, 0.623%, 2035 (z)	6,828,555	5,406,645
Race Point CLO Ltd., “A1A”, FRN, 0.465%, 2021 (n)	18,919,000	18,598,191
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	95,860	95,618
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,322,544	5,509,258
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	1,972,776	1,973,361
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	6,522,951	6,521,196
Smart Trust, “A2B”, FRN, 0.741%, 2014 (n)	3,820,256	3,820,585
Smart Trust, “A2B”, FRN, 0.521%, 2015 (n)	15,985,023	15,992,157
Smart Trust, “A2B”, FRN, 0.434%, 2015	8,070,000	8,051,033
Thornburg Mortgage Securities Trust, FRN, 0.87%, 2043	23,100	22,194
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	1,674,221	1,712,002
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051	10,682,873	11,944,008
Wachovia Bank Commercial Mortgage Trust, FRN, 5.748%, 2049	21,096,007	23,662,400

		$480,114,952
Automotive - 1.4%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$7,204,000	$7,123,250
Delphi Corp., 5%, 2023	8,770,000	9,120,800
Ford Motor Credit Co. LLC, 3.984%, 2016	3,677,000	3,861,449
Ford Motor Credit Co. LLC, 8%, 2016	3,365,000	3,947,751
Ford Motor Credit Co. LLC, 5%, 2018	9,817,000	10,642,924
General Motors Financial Co., Inc., 3.25%, 2018 (z)	1,565,000	1,529,788
Harley-Davidson Financial Services, 3.875%, 2016 (n)	9,522,000	10,102,471

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Hyundai Capital America, 2.125%, 2017 (n)	$1,363,000	$1,330,180
Lear Corp., 8.125%, 2020	5,144,000	5,671,260

		$53,329,873
Biotechnology - 0.6%
Life Technologies Corp., 5%, 2021	$20,509,000	$21,894,916

Broadcasting - 0.8%
Discovery Communications, Inc., 4.95%, 2042	$5,225,000	$4,989,603
News America, Inc., 8.5%, 2025	120,000	152,570
SES S.A., 3.6%, 2023 (n)	3,480,000	3,289,122
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	5,500,000	5,115,000
Vivendi S.A., 4.75%, 2022 (n)	11,325,000	11,450,232
WPP Finance, 3.625%, 2022	5,113,000	4,850,545

		$29,847,072
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6%, 2017	$8,640,000	$8,985,600
Invesco Finance PLC, 3.125%, 2022	3,588,000	3,342,093
TD Ameritrade Holding Corp., 5.6%, 2019	5,512,000	6,399,917

		$18,727,610
Building - 0.6%
CEMEX Finance LLC, 9.375%, 2022	$8,022,000	$8,984,640
Mohawk Industries, Inc., 6.375%, 2016	6,391,000	7,039,303
Mohawk Industries, Inc., 3.85%, 2023	3,818,000	3,677,685
Owens Corning, Inc., 6.5%, 2016	1,822,000	2,037,697

		$21,739,325
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 2018	$7,245,000	$7,316,639

Cable TV - 0.9%
Lynx I Corp., 5.375%, 2021 (n)	$460,000	$465,750
Myriad International Holdings B.V., 6.375%, 2017 (n)	2,021,000	2,180,053
Myriad International Holdings B.V., 6%, 2020 (z)	8,020,000	8,280,650
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	2,540,000	2,479,860
NBCUniversal Media LLC, 5.95%, 2041	7,613,000	8,671,237
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	5,698,588
Videotron Ltee, 5%, 2022	4,940,000	4,890,600

		$32,666,738
Chemicals - 0.6%
Dow Chemical Co., 8.55%, 2019	$10,900,000	$14,025,401
LyondellBasell Industries N.V., 6%, 2021	290,000	331,976
LyondellBasell Industries N.V., 5.75%, 2024	6,990,000	7,836,265

		$22,193,642
Computer Software - 0.0%
Verisign, Inc., 4.625%, 2023 (n)	$70,000	$67,200

Computer Software - Systems - 0.2%
Apple, Inc., 2.4%, 2023	$8,399,000	$7,704,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.7%
Avon Products, Inc., 4.6%, 2020	$7,418,000	$7,653,114
Mattel, Inc., 5.45%, 2041	8,402,000	8,528,282
Newell Rubbermaid, Inc., 2.05%, 2017	3,750,000	3,699,218
Newell Rubbermaid, Inc., 4.7%, 2020	3,887,000	4,154,527

		$24,035,141
Consumer Services - 0.3%
eBay, Inc., 2.6%, 2022	$7,232,000	$6,760,531
Experian Finance PLC, 2.375%, 2017 (n)	5,923,000	5,863,237

		$12,623,768
Containers - 0.7%
Ardagh Packaging Finance PLC, 4.875%, 2022 (z)	$7,760,000	$7,546,600
Ball Corp., 4%, 2023	5,275,000	4,826,625
Crown Americas LLC, 4.5%, 2023 (n)	7,945,000	7,408,713
Greif, Inc., 7.75%, 2019	5,615,000	6,401,100

		$26,183,038
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$2,705,000	$3,121,854

Electrical Equipment - 0.2%
Ericsson, Inc., 4.125%, 2022	$6,066,000	$6,004,782

Electronics - 0.3%
Intel Corp., 4.25%, 2042	$6,090,000	$5,560,895
NXP B.V./NXP Funding LLC, 3.75%, 2018 (z)	2,115,000	2,083,275
Tyco Electronics Group S.A., 6.55%, 2017	3,194,000	3,693,481
Tyco Electronics Group S.A., 3.5%, 2022	1,340,000	1,297,472

		$12,635,123
Emerging Market Quasi-Sovereign - 0.8%
Banco do Brasil S.A., 5.875%, 2022	$3,130,000	$3,004,800
Gaz Capital S.A., 3.85%, 2020 (n)	4,339,000	4,111,203
Gazprom Neft, 4.375%, 2022 (n)	1,606,000	1,485,871
KazAgro National Management Holding, 4.625%, 2023 (n)	4,278,000	3,925,065
PTT PLC, 3.375%, 2022 (n)	6,964,000	6,516,312
PTT PLC, 4.5%, 2042 (n)	2,369,000	1,927,793
Rosneft, 4.199%, 2022 (n)	7,596,000	7,007,310

		$27,978,354
Energy - Independent - 1.0%
Anadarko Petroleum Corp., 6.375%, 2017	$1,604,000	$1,869,842
EOG Resources, Inc., 2.625%, 2023	4,541,000	4,239,046
EQT Corp., 4.875%, 2021	5,460,000	5,648,190
Noble Energy, Inc., 4.15%, 2021	9,910,000	10,276,016
Pioneer Natural Resources Co., 6.65%, 2017	7,190,000	8,269,996
Southwestern Energy Co., 7.5%, 2018	6,187,000	7,393,706

		$37,696,796
Energy - Integrated - 1.4%
BG Energy Capital PLC, 2.875%, 2016 (n)	$6,908,000	$7,237,187
Cenovus Energy, Inc., 4.45%, 2042	6,971,000	6,411,145
Chevron Corp., 1.104%, 2017	4,990,000	4,892,675
Chevron Corp., 3.191%, 2023	5,262,000	5,186,164

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
LUKOIL International Finance B.V., 3.416%, 2018 (n)	$4,542,000	$4,474,778
LUKOIL International Finance B.V., 4.563%, 2023 (n)	6,363,000	5,957,359
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	9,177,000	8,653,911
Total Capital International S.A., 1.55%, 2017	8,593,000	8,579,621

		$51,392,840
Entertainment - 0.1%
Six Flags Entertainment Corp., 5.25%, 2021 (n)	$5,280,000	$5,161,200

Financial Institutions - 2.2%
CIT Group, Inc., 5.5%, 2019 (n)	$7,342,000	$7,699,923
General Electric Capital Corp., 2.1%, 2019	3,604,000	3,525,768
General Electric Capital Corp., 4.65%, 2021	6,757,000	7,205,496
General Electric Capital Corp., 3.15%, 2022	8,589,000	8,116,665
General Electric Capital Corp., 3.1%, 2023	9,552,000	8,980,284
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	5,150,000	5,484,750
International Lease Finance Corp., 5.75%, 2016	5,264,000	5,546,945
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,638,720
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	3,725,000	4,190,625
NYSE Euronext, 2%, 2017	4,518,000	4,514,137
SLM Corp., 6.25%, 2016	3,318,000	3,533,670
SLM Corp., 6%, 2017	2,065,000	2,194,063
SLM Corp., 4.625%, 2017	11,437,000	11,494,185

		$79,125,231
Food & Beverages - 1.6%
Anheuser-Busch InBev S.A., 7.75%, 2019	$9,724,000	$12,323,624
BRF S.A., 5.875%, 2022 (n)	2,208,000	2,241,120
BRF S.A., 3.95%, 2023 (n)	10,511,000	9,039,460
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	4,886,000	5,027,005
Kraft Foods Group, Inc., 5%, 2042	8,461,000	8,557,794
Kraft Foods, Inc., 6.125%, 2018	2,538,000	2,954,346
Kraft Foods, Inc., 5.375%, 2020	1,104,000	1,244,637
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	3,146,000	3,492,881
Tyson Foods, Inc., 6.6%, 2016	8,949,000	10,098,660
Tyson Foods, Inc., 4.5%, 2022	4,645,000	4,780,917

		$59,760,444
Forest & Paper Products - 0.9%
Fibria Overseas Finance Ltd., 7.5%, 2020	$4,842,000	$5,301,990
Fibria Overseas Finance Ltd., 6.75%, 2021	3,841,000	4,186,690
Georgia-Pacific LLC, 5.4%, 2020 (n)	5,083,000	5,725,593
Georgia-Pacific LLC, 3.734%, 2023 (n)	11,057,000	10,858,549
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	6,695,000	6,678,263

		$32,751,085
Gaming & Lodging - 0.2%
Hyatt Hotels Corp., 3.375%, 2023	$1,644,000	$1,537,862
Wyndham Worldwide Corp., 4.25%, 2022	5,675,000	5,597,343

		$7,135,205
Insurance - 1.4%
American International Group, Inc., 4.875%, 2016	$4,739,000	$5,220,942
American International Group, Inc., 6.4%, 2020	12,214,000	14,413,399
ING U.S., Inc., 2.9%, 2018 (n)	3,264,000	3,255,569

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
ING U.S., Inc., 5.7%, 2043 (z)	$2,205,000	$2,203,485
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,570,000	2,670,562
Pacific Lifecorp, 5.125%, 2043 (n)	7,926,000	7,456,361
Unum Group, 7.125%, 2016	2,220,000	2,561,780
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,677,218

		$50,459,316
Insurance - Health - 0.3%
Humana, Inc., 7.2%, 2018	$9,203,000	$10,988,805

Insurance - Property & Casualty - 2.3%
Allied World Assurance, 5.5%, 2020	$3,670,000	$3,979,840
AXIS Capital Holdings Ltd., 5.75%, 2014	5,360,000	5,672,375
Berkshire Hathaway, Inc., 4.5%, 2043	7,619,000	7,277,707
CNA Financial Corp., 5.875%, 2020	6,990,000	7,991,359
Liberty Mutual Group, Inc., 4.25%, 2023 (n)	8,925,000	8,753,176
Marsh & McLennan Cos., Inc., 4.8%, 2021	10,943,000	11,862,321
PartnerRe Ltd., 5.5%, 2020	4,882,000	5,378,436
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	7,155,000	7,691,625
QBE Insurance Group Ltd., 2.4%, 2018 (n)	3,721,000	3,613,147
Swiss Re Ltd., 4.25%, 2042 (n)	2,967,000	2,640,983
XL Group PLC, FRN, 6.5% to 2017, FRN to 2049	9,289,000	9,126,443
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,561,325
ZFS Finance USA Trust V, FRN, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,948,060

		$83,496,797
International Market Quasi-Sovereign - 0.9%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$381,000	$394,754
Electricite de France, FRN, 5.25%, 2049 (n)	7,217,000	6,901,256
Israel Electric Corp. Ltd., 5.625%, 2018 (n)	6,786,000	6,955,650
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	6,765,000	7,001,775
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,082,957
Statoil A.S.A., 2.45%, 2023	3,936,000	3,650,046

		$32,986,438
Internet - 0.3%
Baidu, Inc., 3.25%, 2018	$7,945,000	$7,958,419
Baidu, Inc., 3.5%, 2022	2,898,000	2,645,515

		$10,603,934
Local Authorities - 0.8%
State of California (Build America Bonds), 7.625%, 2040	$1,360,000	$1,830,574
State of California (Build America Bonds), 7.6%, 2040	10,440,000	14,170,838
State of Illinois (Build America Bonds), 6.63%, 2035	7,235,000	7,490,685
State of Illinois (Build America Bonds), 6.9%, 2035	5,360,000	5,681,975
State of Illinois (Build America Bonds), 6.725%, 2035	1,560,000	1,629,997

		$30,804,069
Machinery & Tools - 0.6%
Case New Holland, Inc., 7.875%, 2017	$11,150,000	$13,073,375
United Rentals North America, Inc., 7.375%, 2020	6,550,000	7,221,375

		$20,294,750
Major Banks - 7.0%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$7,822,000	$8,355,773
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	7,100,000	7,221,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Bank of America Corp., 6.5%, 2016	$1,460,000	$1,654,441
Bank of America Corp., 5.65%, 2018	19,525,000	21,948,755
Bank of America Corp., 5.625%, 2020	2,505,000	2,808,831
Bank of America Corp., 5.875%, 2021	4,930,000	5,601,530
Bank of America Corp., 3.3%, 2023	15,044,000	14,162,632
Bank of America Corp., 5.875%, 2042	5,303,000	5,956,049
Bank of America Corp., FRN, 5.2%, 2049	3,933,000	3,539,700
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	5,702,000	5,794,646
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	5,123,545
Goldman Sachs Group, Inc., 2.375%, 2018	7,171,000	7,085,106
Goldman Sachs Group, Inc., 3.625%, 2023	16,972,000	16,250,351
HSBC Holdings PLC, 4%, 2022	7,694,000	7,855,674
HSBC USA, Inc., 4.875%, 2020	5,500,000	5,914,354
ING Bank N.V., 2%, 2015 (n)	6,554,000	6,628,060
ING Bank N.V., 3.75%, 2017 (n)	2,945,000	3,090,082
JPMorgan Chase & Co., 2%, 2017	3,141,000	3,149,324
JPMorgan Chase & Co., 4.25%, 2020	5,000,000	5,264,675
JPMorgan Chase & Co., 4.5%, 2022	6,850,000	7,248,684
JPMorgan Chase & Co., 3.25%, 2022	4,744,000	4,514,689
JPMorgan Chase & Co., 3.2%, 2023	18,195,000	17,217,346
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,751,832
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,398,780
Morgan Stanley, 5.75%, 2016	7,752,000	8,619,743
Morgan Stanley, 5.5%, 2020	4,790,000	5,254,975
Morgan Stanley, 5.5%, 2021	20,255,000	22,178,030
Morgan Stanley, 4.875%, 2022	6,531,000	6,545,806
Morgan Stanley, 3.75%, 2023	5,134,000	4,936,644
PNC Bank N.A., 3.8%, 2023	10,164,000	10,036,523
PNC Funding Corp., 5.625%, 2017	8,496,000	9,464,680
Regions Financial Corp., 2%, 2018	3,688,000	3,550,342
Royal Bank of Scotland PLC, 2.55%, 2015	4,259,000	4,347,523
Wachovia Corp., 6.605%, 2025	2,393,000	2,847,278

		$256,318,111
Medical & Health Technology & Services - 0.7%
Catholic Health Initiatives, 2.95%, 2022	$9,909,000	$9,190,687
Express Scripts Holding Co., 2.65%, 2017	6,827,000	7,019,453
HCA, Inc., 7.875%, 2020	7,855,000	8,527,584

		$24,737,724
Metals & Mining - 1.3%
Barrick International (Barbados) Corp., 5.75%, 2016 (z)	$5,766,000	$6,167,959
Barrick North America Finance LLC, 5.75%, 2043 (n)	8,843,000	7,246,255
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 2043 (n)	3,916,000	3,408,212
Plains Exploration & Production Co., 6.875%, 2023	8,930,000	9,618,494
Rio Tinto Finance (USA) PLC, 3.5%, 2022	7,669,000	7,405,731
Rio Tinto Finance (USA) PLC, 2.875%, 2022	5,862,000	5,389,400
Southern Copper Corp., 6.75%, 2040	10,523,000	10,065,365

		$49,301,416
Mortgage-Backed - 20.5%
Fannie Mae, 4.61%, 2014	$1,302,032	$1,307,159
Fannie Mae, 4.62%, 2014 - 2015	4,075,133	4,211,820
Fannie Mae, 4.77%, 2014	1,652,951	1,685,037
Fannie Mae, 4.826%, 2014	3,544,496	3,614,103

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.86%, 2014	$1,509,005	$1,562,615
Fannie Mae, 5.05%, 2014	1,145,796	1,184,024
Fannie Mae, 5.409%, 2014	2,241,091	2,294,751
Fannie Mae, 4.53%, 2015	1,113,589	1,172,606
Fannie Mae, 4.56%, 2015	21,547	22,652
Fannie Mae, 4.6%, 2015	1,781,977	1,878,234
Fannie Mae, 4.665%, 2015	1,126,450	1,174,946
Fannie Mae, 4.7%, 2015	26,974	28,603
Fannie Mae, 4.78%, 2015	2,452,062	2,590,506
Fannie Mae, 4.815%, 2015	1,779,050	1,869,583
Fannie Mae, 4.85%, 2015	1,360,250	1,416,892
Fannie Mae, 4.87%, 2015	1,144,446	1,202,554
Fannie Mae, 4.89%, 2015	357,404	379,757
Fannie Mae, 4.908%, 2015	2,115,915	2,217,668
Fannie Mae, 4.94%, 2015	2,641,000	2,795,765
Fannie Mae, 5.09%, 2016	2,685,747	2,911,736
Fannie Mae, 5.137%, 2016	476,493	515,092
Fannie Mae, 5.395%, 2016	2,309,496	2,525,366
Fannie Mae, 5.424%, 2016	4,924,724	5,425,379
Fannie Mae, 5.5%, 2016 - 2038	56,265,563	61,226,531
Fannie Mae, 5.725%, 2016	2,076,753	2,304,144
Fannie Mae, 5.93%, 2016	1,189,454	1,299,791
Fannie Mae, 2.71%, 2017	1,499,514	1,564,431
Fannie Mae, 4.992%, 2017	4,224,757	4,420,414
Fannie Mae, 5.28%, 2017	2,590,720	2,838,442
Fannie Mae, 5.479%, 2017	1,081,948	1,228,931
Fannie Mae, 5.54%, 2017	1,438,393	1,580,309
Fannie Mae, 2.578%, 2018	11,000,000	11,310,167
Fannie Mae, 3.84%, 2018	1,408,317	1,525,293
Fannie Mae, 3.849%, 2018	3,704,574	4,016,243
Fannie Mae, 3.99%, 2018	2,450,000	2,658,536
Fannie Mae, 5%, 2018 - 2040	36,997,939	39,909,935
Fannie Mae, 2.43%, 2019	1,966,104	2,004,897
Fannie Mae, 5.18%, 2019	524,341	578,221
Fannie Mae, 4.88%, 2020	611,780	671,219
Fannie Mae, 5.19%, 2020	2,768,301	3,043,766
Fannie Mae, 4.5%, 2025	1,620,553	1,723,695
Fannie Mae, 3%, 2027	19,220,942	19,792,577
Fannie Mae, 6.5%, 2031 - 2033	342,942	384,081
Fannie Mae, 4.5%, 2034 - 2040	9,434,120	10,035,672
Fannie Mae, 6%, 2034 - 2038	22,111,101	24,420,635
Fannie Mae, 3.5%, 2041 - 2042	12,658,616	12,780,384
Fannie Mae, 4%, 2041	21,074,051	21,979,549
Fannie Mae, TBA, 3.5%, 2043	109,770,000	110,353,153
Fannie Mae, TBA, 4%, 2043	16,755,000	17,359,752
Federal Home Loan Bank, 3%, 2043	4,060,405	3,928,871
Freddie Mac, 3.5%, 2042	27,176,129	27,355,827
Freddie Mac, 1.655%, 2016	6,270,432	6,358,801
Freddie Mac, 1.426%, 2017	6,993,000	7,000,636
Freddie Mac, 3.882%, 2017	8,787,000	9,523,412
Freddie Mac, 5.5%, 2017 - 2038	12,397,881	13,463,607
Freddie Mac, 2.303%, 2018	2,159,711	2,178,047
Freddie Mac, 2.323%, 2018	5,437,000	5,481,382
Freddie Mac, 2.412%, 2018	4,630,000	4,706,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.154%, 2018	$3,479,000	$3,665,460
Freddie Mac, 5%, 2018 - 2040	12,060,290	13,012,903
Freddie Mac, 1.869%, 2019	8,154,000	7,868,708
Freddie Mac, 2.13%, 2019	14,841,000	14,755,649
Freddie Mac, 2.313%, 2020	9,101,000	8,959,534
Freddie Mac, 3.32%, 2020	2,732,261	2,896,937
Freddie Mac, 4.251%, 2020	4,741,000	5,202,669
Freddie Mac, 4%, 2025 - 2040	19,661,330	20,507,056
Freddie Mac, 4.5%, 2025 - 2041	3,307,466	3,509,132
Freddie Mac, 3.5%, 2026 - 2043	33,907,225	34,241,045
Freddie Mac, 6%, 2033 - 2038	5,089,772	5,626,344
Freddie Mac, 3%, 2043	5,000,161	4,838,184
Freddie Mac, FRN, 3.25%, 2023	8,549,000	8,456,163
Freddie Mac, FRN, 3.32%, 2023	5,536,000	5,476,687
Ginnie Mae, 4.5%, 2041	3,779,361	4,030,304
Ginnie Mae, 6%, 2034 - 2038	5,956,477	6,592,494
Ginnie Mae, 5.5%, 2038 - 2042	9,635,406	10,514,140
Ginnie Mae, 4.5%, 2039 - 2042	60,285,591	64,678,321
Ginnie Mae, 3.5%, 2040 - 2042	23,616,682	24,107,210
Ginnie Mae, 4%, 2040 - 2041	18,306,296	19,203,655

		$753,137,180
Municipals - 0.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$2,565,000	$2,548,148

Natural Gas - Pipeline - 1.2%
DCP Midstream LLC, 3.875%, 2023	$3,064,000	$2,867,187
Energy Transfer Partners LP, 4.65%, 2021	8,511,000	8,853,883
Energy Transfer Partners LP, 5.15%, 2043	5,108,000	4,760,748
Kinder Morgan Energy Partners LP, 6.95%, 2038	2,580,000	3,065,871
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	8,431,755
MarkWest Energy Partners LP, 5.5%, 2023	3,745,000	3,782,450
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,388,451
Williams Cos., Inc., 3.7%, 2023	2,784,000	2,564,888

		$44,715,233
Network & Telecom - 0.4%
AT&T, Inc., 5.35%, 2040	$7,380,000	$7,469,822
AT&T, Inc., 5.55%, 2041	499,000	518,224
Centurylink, Inc., 7.65%, 2042	8,681,000	8,203,545

		$16,191,591
Oil Services - 1.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (z)	$9,202,000	$9,183,596
Qgog Constellation S.A., 6.25%, 2019 (n)	8,618,000	8,187,100
Rowan Cos., Inc., 5.4%, 2042	8,898,000	8,181,960
Schlumberger Norge A.S., 1.25%, 2017 (n)	11,361,000	11,095,221

		$36,647,877
Other Banks & Diversified Financials - 2.7%
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	$4,540,000	$4,823,750
Capital One Bank (USA) N.A., 3.375%, 2023	4,224,000	3,989,767
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,482,250
Citigroup, Inc., 4.45%, 2017	4,631,000	4,995,520
Citigroup, Inc., 6.125%, 2018	3,435,000	3,952,019

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc., 8.5%, 2019	$7,251,000	$9,251,000
Citigroup, Inc., 3.375%, 2023	4,990,000	4,761,762
Discover Bank, 7%, 2020	9,837,000	11,602,987
Fifth Third Bancorp, 3.5%, 2022	4,075,000	4,055,909
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	12,290,000	15,193,513
Intesa Sanpaolo S.p.A., 3.875%, 2018	4,699,000	4,568,584
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,302,000	3,493,516
Rabobank Nederland N.V., 3.95%, 2022	6,203,000	5,958,732
Santander Holdings USA, Inc., 4.625%, 2016	3,739,000	3,973,185
Santander UK PLC, 8.963% to 2030, FRN to 2049	6,715,000	8,393,750
SunTrust Banks, Inc., 3.5%, 2017	3,701,000	3,887,712

		$100,383,956
Personal Computers & Peripherals - 0.3%
Equifax, Inc., 3.3%, 2022	$8,758,000	$8,241,479
Motorola Solutions, Inc., 3.5%, 2023	1,198,000	1,131,228

		$9,372,707
Pharmaceuticals - 0.7%
Celgene Corp., 2.45%, 2015	$7,103,000	$7,316,722
Celgene Corp., 1.9%, 2017	7,253,000	7,266,650
Teva Pharmaceutical Finance B.V., 2.95%, 2022	5,993,000	5,633,642
Vantage Point Imaging, 6.75%, 2018 (z)	5,225,000	5,512,375

		$25,729,389
Printing & Publishing - 0.3%
Moody’s Corp., 4.5%, 2022	$2,558,000	$2,587,148
Pearson Funding Five PLC, 3.25%, 2023 (z)	3,087,000	2,848,606
Pearson Funding Four PLC, 3.75%, 2022 (n)	4,882,000	4,748,931

		$10,184,685
Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$1,366,000	$1,434,267

Real Estate - 1.8%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$4,863,000	$4,984,526
Boston Properties LP, REIT, 3.7%, 2018	5,442,000	5,758,964
Boston Properties LP, REIT, 3.8%, 2024	5,543,000	5,428,238
DDR Corp., REIT, 4.625%, 2022	4,107,000	4,220,074
DDR Corp., REIT, 3.375%, 2023	7,861,000	7,289,238
ERP Operating LP, REIT, 3%, 2023	3,441,000	3,194,628
HCP, Inc., REIT, 3.75%, 2019	4,862,000	5,039,794
HCP, Inc., REIT, 5.375%, 2021	4,940,000	5,430,789
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,524,445
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	5,064,501
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,382,782
WEA Finance LLC, 6.75%, 2019 (n)	5,009,000	5,958,792

		$67,276,771
Retailers - 1.0%
Cencosud S.A., 5.5%, 2021	$4,672,000	$4,739,370
Cencosud S.A., 4.875%, 2023 (n)	4,401,000	4,202,233
Gap, Inc., 5.95%, 2021	14,755,000	16,586,405
Home Depot, Inc., 5.95%, 2041	3,217,000	3,936,038
Kohl’s Corp., 3.25%, 2023	7,173,000	6,674,448

		$36,138,494

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 0.6%
Ecolab, Inc., 4.35%, 2021	$10,052,000	$10,617,918
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	7,152,000	6,848,040
SIBUR Securities Ltd., 3.914%, 2018 (n)	6,086,000	5,796,915

		$23,262,873
Specialty Stores - 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$4,783,000	$5,071,721
Advance Auto Parts, Inc., 4.5%, 2022	630,000	619,420

		$5,691,141
Supermarkets - 0.1%
Delhaize Group, 4.125%, 2019	$1,082,000	$1,122,667
Kroger Co., 3.85%, 2023	3,285,000	3,262,527

		$4,385,194
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT, 4.5%, 2018	$12,073,000	$12,835,965
American Tower Corp., REIT, 3.5%, 2023	2,293,000	2,087,079
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,702,518
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,248,287
MTS International Funding Ltd., 5%, 2023 (n)	9,518,000	8,901,234

		$35,775,083
Tobacco - 1.0%
Altria Group, Inc., 2.85%, 2022	$10,322,000	$9,524,956
Altria Group, Inc., 2.95%, 2023	2,970,000	2,751,420
Lorillard Tobacco Co., 8.125%, 2019	11,989,000	14,634,457
Reynolds American, Inc., 6.75%, 2017	10,032,000	11,639,247

		$38,550,080
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$3,033,000	$3,635,029

U.S. Government Agencies and Equivalents - 2.5%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$5,600,000	$5,815,466
Small Business Administration, 5.94%, 2016	68,678	73,032
Small Business Administration, 5.37%, 2016	216,648	226,275
Small Business Administration, 6.35%, 2021	10,817	11,927
Small Business Administration, 6.34%, 2021	12,516	13,747
Small Business Administration, 6.44%, 2021	13,364	14,794
Small Business Administration, 5.34%, 2021	81,105	88,430
Small Business Administration, 6.07%, 2022	54,607	59,983
Small Business Administration, 4.35%, 2023	554,498	592,876
Small Business Administration, 4.98%, 2023	790,963	865,125
Small Business Administration, 4.89%, 2023	774,132	845,495
Small Business Administration, 4.93%, 2024	957,092	1,025,479
Small Business Administration, 4.34%, 2024	1,080,888	1,166,492
Small Business Administration, 5.18%, 2024	942,026	1,017,062
Small Business Administration, 5.52%, 2024	1,069,346	1,167,570
Small Business Administration, 5.19%, 2024	1,183,612	1,276,453
Small Business Administration, 4.86%, 2024	807,176	882,619
Small Business Administration, 4.57%, 2025	1,445,015	1,544,585
Small Business Administration, 4.76%, 2025	4,552,092	4,883,619
Small Business Administration, 5.39%, 2025	427,538	474,723
Small Business Administration, 5.35%, 2026	2,664,591	2,907,496

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 3.25%, 2030	$4,106,903	$4,236,236
Small Business Administration, 2.85%, 2031	6,459,320	6,501,610
Small Business Administration, 2.37%, 2032	5,131,417	4,988,432
Small Business Administration, 2.13%, 2033	6,778,296	6,413,398
Small Business Administration, 2.21%, 2033	1,757,000	1,681,744
Small Business Administration, 2.22%, 2033	6,337,000	6,058,714
Small Business Administration, 2.08%, 2033	9,914,000	9,375,001
Small Business Administration, 2.45%, 2033	12,958,000	12,519,982
Small Business Administration, 3.15%, 2033	15,877,000	15,912,458

		$92,640,823
U.S. Treasury Obligations - 18.9%
U.S. Treasury Bonds, 6%, 2026	$840,000	$1,112,869
U.S. Treasury Bonds, 4.5%, 2036 (f)	1,967,000	2,291,555
U.S. Treasury Bonds, 5%, 2037	9,893,000	12,347,701
U.S. Treasury Bonds, 4.5%, 2039	73,065,100	85,280,708
U.S. Treasury Notes, 0.25%, 2013	61,500,000	61,528,844
U.S. Treasury Notes, 1.875%, 2014	333,504,000	336,930,087
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,155,297
U.S. Treasury Notes, 0.875%, 2016	158,131,000	158,526,328
U.S. Treasury Notes, 2.75%, 2019	8,725,900	9,273,991
U.S. Treasury Notes, TIPS, 2%, 2014	5,494,131	5,566,241
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,797,250	6,035,934
U.S. Treasury Notes, TIPS, 2%, 2016	10,269,525	11,066,214

		$697,115,769
Utilities - Electric Power - 2.8%
APT Pipelines Ltd., 3.875%, 2022 (n)	$12,507,000	$11,590,762
CenterPoint Energy, Inc., 5.95%, 2017	3,300,000	3,756,143
CMS Energy Corp., 6.25%, 2020	4,272,000	4,963,919
CMS Energy Corp., 5.05%, 2022	1,434,000	1,561,979
CMS Energy Corp., 4.7%, 2043	3,632,000	3,397,801
Constellation Energy Group, Inc., 5.15%, 2020	3,366,000	3,677,897
Duke Energy Corp., 5.05%, 2019	6,505,000	7,332,872
Enel Finance International S.A., 6.25%, 2017 (n)	5,360,000	5,878,473
Enel Finance International S.A., 6%, 2039 (n)	5,000,000	4,518,500
Exelon Corp., 4.9%, 2015	8,028,000	8,571,584
Exelon Generation Co., LLC, 4.25%, 2022	5,938,000	5,966,817
FirstEnergy Corp., 4.25%, 2023	7,170,000	6,545,902
Florida Power & Light Co., 3.8%, 2042	6,166,000	5,554,653
ITC Holdings Corp., 4.05%, 2023	8,197,000	8,247,854
Pacific Gas & Electric Co., 3.25%, 2023	6,368,000	6,249,944
PPL Corp., 3.5%, 2022	3,600,000	3,476,376
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	9,773,123
Progress Energy, Inc., 3.15%, 2022	3,682,000	3,574,754
System Energy Resources, Inc., 5.129%, 2014 (z)	147,502	148,346

		$104,787,699
Total Bonds		$3,784,570,617

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	28,711,124	$28,711,124
Total Investments		$3,813,281,741

Other Assets, Less Liabilities - (3.6)%		(132,363,079)
Net Assets - 100.0%		$3,680,918,662

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $525,980,598, representing 14.3% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.551%, 2019	1/15/10-1/28/10	$3,474,035	$4,288,202
Anthracite Ltd., “CFL”, CDO, FRN, 1.441%, 2037	3/03/11	448,874	468,495
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06-7/01/13	5,152,226	289,441
Ardagh Packaging Finance PLC, 4.875%, 2022	1/16/13-2/06/13	7,767,833	7,546,600
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019	3/13/13	1,530,435	1,530,478
Banc of America Commercial Mortgage, Inc., 5.338%, 2043	10/26/12	10,343,698	10,229,534
Banc of America Commercial Mortgage, Inc., FRN, 5.616%, 2049	10/03/12	2,417,290	2,450,947
Banc of America Large Loan, Inc., FRN, 5.325%, 2044	11/16/12	5,197,981	5,218,170
Barrick International (Barbados) Corp., 5.75%, 2016	7/17/13-7/18/13	6,175,395	6,167,959
Bayview Commercial Asset Trust, FRN, 0.5%, 2035	6/09/05	504,480	411,089
Bayview Commercial Asset Trust, FRN, 0%, 2036	2/28/06	1,116,524	24,447
Bayview Commercial Asset Trust, FRN, 0.46%, 2036	2/23/06	404,202	319,560
Bayview Commercial Asset Trust, FRN, 0%, 2036	5/16/06-5/29/09	928,722	112,464
Bayview Commercial Asset Trust, FRN, 3.818%, 2036	9/11/06	1,971,770	473,780
Bayview Commercial Asset Trust, FRN, 3.744%, 2036	10/25/06	1,038,053	282,764
Bayview Commercial Asset Trust, FRN, 4.014%, 2037	1/26/07-5/29/09	583,899	835,288
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 2040	3/01/06	3,127,850	1,511,882
Capital Trust Realty Ltd., CDO, 5.26%, 2035	9/14/10	6,489,616	6,985,773
Chesapeake Funding LLC, “A”, FRN, 0.936%, 2023	5/10/12	7,781,340	7,805,050
Commercial Mortgage Asset Trust, FRN, 0.4%, 2032	8/25/03-4/09/12	28,075	26,186
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	3,713,645	3,753,134
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,091,140	1,035,226
Falcon Franchise Loan LLC, FRN, 7.097%, 2023	1/18/02-3/23/11	3,849	15,812
Falcon Franchise Loan LLC, FRN, 11.945%, 2025	1/29/03-3/23/11	70,093	136,758
First Union National Bank Commercial Mortgage, FRN, 1.629%, 2043	12/11/03-4/09/12	1,125	4,444
General Motors Financial Co., Inc., 3.25%, 2018	5/07/13	1,565,000	1,529,788
Gramercy Real Estate Ltd., CDO, FRN, 0.586%, 2035	6/21/05	227,494	219,532
ING U.S., Inc., 5.7%, 2043	7/23/13	2,197,196	2,203,485
KKR Financial CLO Ltd., “A1”, FRN, 0.534%, 2017	4/11/11-4/03/13	635,262	648,700
Kingsland III Ltd., “A1”, CDO, FRN, 0.489%, 2021	6/14/13	5,251,959	5,237,275
Morgan Stanley Capital I, Inc., FRN, 1.444%, 2031	6/10/03	9,929	1
Morgan Stanley Re-REMIC Trust, FRN, 5.799%, 2045	12/06/12-1/07/13	19,209,214	18,723,693
Myriad International Holdings B.V., 6%, 2020	7/11/13-7/16/13	8,038,209	8,280,650

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
NXP B.V./NXP Funding LLC, 3.75%, 2018	5/06/13	$2,115,000	$2,083,275
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022	7/26/13-7/31/13	9,198,791	9,183,596
Pearson Funding Five PLC, 3.25%, 2023	5/01/13	3,083,156	2,848,606
Preferred Term Securities XIX Ltd., CDO, FRN, 0.623%, 2035	9/08/05-3/28/11	6,764,760	5,406,645
System Energy Resources, Inc., 5.129%, 2014	4/16/04	147,502	148,346
Vantage Point Imaging, 6.75%, 2018	6/27/13	5,225,000	5,512,375
Total Restricted Securities			$123,949,450
% of Net assets			3.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 7/31/13

Futures Contracts Outstanding at 7/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	925	$116,954,688	September - 2013	$2,750,083

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	50	$6,703,125	September - 2013	$(322,050)
U.S. Treasury Note 5 yr (Long)	USD	350	42,478,516	September - 2013	(403,178)

					$(725,228)

At July 31, 2013, the fund had liquid securities with an aggregate value of $1,308,925 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$789,756,592	$—	$789,756,592
Non-U.S. Sovereign Debt	—	60,964,792	—	60,964,792
Municipal Bonds	—	2,548,148	—	2,548,148
U.S. Corporate Bonds	—	1,274,298,105	—	1,274,298,105
Residential Mortgage-Backed Securities	—	768,979,687	—	768,979,687
Commercial Mortgage-Backed Securities	—	302,275,258	—	302,275,258
Asset-Backed Securities (including CDOs)	—	161,997,192	—	161,997,192
Foreign Bonds	—	423,750,843	—	423,750,843
Mutual Funds	28,711,124	—	—	28,711,124
Total Investments	$28,711,124	$3,784,570,617	$—	$3,813,281,741

Other Financial Instruments
Futures Contracts	$2,024,855	$—	$—	$2,024,855

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,809,057,928
Gross unrealized appreciation	96,996,159
Gross unrealized depreciation	(92,772,346)
Net unrealized appreciation (depreciation)	$4,223,813

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	207,008,266	231,326,062	(409,623,204)	28,711,124

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,534	$28,711,124

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.